                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6362

                           Van Kampen Municipal Trust
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 10/31/06

    Item 1. Report to Shareholders

    The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Municipal Trust performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of October 31, 2006.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         -----------------------------------------------------------------------------------
            NOT FDIC INSURED           OFFER NO BANK GUARANTEE            MAY LOSE VALUE
         -----------------------------------------------------------------------------------
                 NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
                                                                          NOT A DEPOSIT
         -----------------------------------------------------------------------------------

PERFORMANCE SUMMARY as of 10/31/06

MUNICIPAL TRUST
SYMBOL: VKQ
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURN                          NAV       MARKET PRICE

Since Inception (9/27/91)            7.57%          6.90%

10-year                              6.98           7.23

5-year                               7.05           8.32

1-year                               8.60          13.84
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Municipal Bond Index is a broad-based statistical composite of municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE 12-MONTH PERIOD ENDED OCTOBER 31, 2006

MARKET CONDITIONS

Against the backdrop of strong economic growth, good employment data and inflationary pressures stemming from rising oil prices, the Federal Open Market Committee (the "Fed") continued its tightening campaign during the first eight months of the reporting period, raising the fed funds target rate six times to
5.25 percent at the end of June. As the months progressed however, economic growth moderated as consumer spending and housing weakened while inflation concerns eased, prompting investors to speculate that the Fed would take a break from rate increases. In August the Fed did pause, ending a two-year run of 17 consecutive rate increases -- the longest stretch of increases in 25 years. At its subsequent meetings, the Fed again kept its target rate unchanged, and indicated that any future rate increases would be driven by the weight of economic data.

As a result of the improved outlook for the fixed-income market, yields on longer-maturity municipal bonds fell dramatically in latter months of the reporting year, ultimately ending at the lowest level in decades and causing this segment of the market to earn the best returns. Shorter-maturity municipal bonds, however, posted the lowest returns as Fed rate hikes moved yields in this portion of the curve higher. Accordingly, the slope of the municipal yield curve flattened as the spread between short-term and long-term interest rates narrowed.

Demand for municipal bonds continued to be strong during the period. In fact, inflows into municipal bond funds were 55 percent higher year-to-date through October than for the same period last year, much of which went into high-yield funds. Because prevailing interest rates were still at relatively low levels, investors increasingly sought out lower-quality, higher-yielding bonds. The increased demand for high-yield bonds led this segment of the market to considerably outperform high-grade issues.

Although municipal bond issuance remained brisk in the last quarter of 2005, volume declined throughout the remaining months of the period. As of the end of October, national municipal bond issuance was down 13 percent for 2006. The reduced supply, coupled with growing demand, further fueled municipal bond performance.

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities and preferred shares, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On both an NAV basis and a market price basis, the trust outperformed its benchmark index, the Lehman Brothers Municipal Bond Index.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED OCTOBER 31, 2006

------------------------------------------------------------------
                    BASED ON                  LEHMAN BROTHERS
BASED ON             MARKET                      MUNICIPAL
  NAV                 PRICE                     BOND INDEX

8.60%                13.84%                        5.75%
------------------------------------------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment return, net asset value and common share market price will fluctuate and trust shares, when sold, may be worth more or less than their original cost. See Performance Summary for additional performance information and index definition.

Throughout the reporting period, we sought opportunities to enhance the portfolio's yield, while still adhering to our quality-driven investment discipline. We did so primarily by implementing two general strategies. First, we increased the portfolio's exposure to lower-rated, higher-yielding securities. Specifically, we added to holdings in BBB and lower-rated credits while reducing holdings in AAA rated credits. This strategy proved beneficial to performance as credit spreads in the high-yield segment of the market tightened, leading high-yield bonds to considerably outperform higher-quality bonds. Second, we emphasized the long end of the yield curve, favoring bonds with maturities of 20 to 30 years. Given the flattening of the yield curve during the period, attractive yields were primarily found on the very long end of the curve and our focus here was additive to performance.

Reflecting our view that interest rates in the Treasury market would continue to rise, we kept the trust's duration (a measure of interest-rate sensitivity) shorter than that of the Lehman Brother Municipal Bond Index for much of the period. In the latter months, when it appeared that the Fed was done raising rates, we increased the trust's duration to a more neutral stance. While this positioning overall was beneficial, the trust could have benefited even more had we increased the duration earlier in the reporting period. In addition, rising interest rates made the trust's borrowing activity more expensive, thereby tempering the benefits of leverage for much of the period. The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates.

In keeping with our focus on high-yielding credits, we increased the trust's holdings of tobacco revenue bonds, which are BBB rated. The litigation environment for tobacco companies has become quite favorable, demand for the bonds remains strong, and the industry continues to prosper. We also added to holdings in hospital bonds, which have benefited from spread tightening in the sector. Our decision to increase the trust's exposure to these sectors during the period was additive to performance as they performed strongly.

The trust remained well represented among the major sectors of the municipal market. The largest sectors at the end of the period were hospital, general purpose, and master tobacco settlement bonds.

The Trustees have approved a procedure whereby the trust may, when appropriate, repurchase its shares in the open market or in privately negotiated transactions at a price not above market value or NAV, whichever is lower at the time of purchase. This may help support the market value of the trust's shares.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the trust in the future.

CHANGES IN INVESTMENT POLICIES

The Board of Trustees of the trust recently approved the following non-fundamental investment policy for the trust: The trust may invest up to 20% of its assets in securities that are rated, at the time of investment, BB/Ba or B by Standard & Poor's Ratings Service ("S&P"), Moody's Investors Services, Inc. ("Moody's") or Fitch Ratings Ltd. ("Fitch") or that are unrated, but deemed to be of comparable quality by the Adviser. These securities are regarded as below investment grade and are commonly referred to as junk bonds, and involve greater risks than investments in higher-grade securities.

Securities that are in the lower-grade categories generally offer higher yields than are offered by higher-grade securities of similar maturities, but they also generally involve greater risks, such as greater credit risk, greater market risk and volatility, greater liquidity concerns and potentially greater manager risk. Rated lower-grade debt securities are regarded by S&P, Moody's and Fitch as predominately speculative with respect to the capacity to pay interest or repay principal or interest in accordance with their terms. Investors should carefully consider the risks of owning shares of a fund which invests in lower-grade securities before investing in the trust.

Lower-grade securities are more susceptible to nonpayment of interest and principal or default than higher-grade securities. Increases in interest rates or changes in the economy may significantly affect the ability of lower-grade
 4
income securities to pay interest and to repay principal, to meet projected financial goals or to obtain additional financing. In the event that an issuer of securities held by the trust experiences difficulties in the timely payment of principal and interest and such issuer seeks to restructure the terms of its borrowings, the trust may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the trust's securities relate. Further, the trust may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings, and the trust may be unable to obtain full recovery on such amounts.

The secondary market prices of lower-grade securities generally are less sensitive to changes in interest rates and are more sensitive to real or perceived general adverse economic changes or specific developments with respect to the particular issuers than are the secondary market prices of higher-grade securities. A significant increase in interest rates or a general economic downturn could severely disrupt the market for lower-grade securities and adversely affect the market value of such securities. Such events also could lead to a higher incidence of default by issuers of lower-grade securities as compared with higher-grade securities. In addition, changes in credit risks, interest rates, the credit markets or periods of general economic uncertainty can be expected to result in increased volatility in the market price of lower-grade securities in the trust and thus in the net asset value of the trust. Adverse publicity and investor perceptions, whether or not based on rational analysis, may affect the value, volatility and liquidity of lower-grade securities.

The markets for lower-grade securities may be less liquid than the markets for higher-grade securities. To the extent that there is no established retail market for some of the lower-grade securities in which the trust may invest, trading in such securities may be relatively inactive. Prices of lower-grade securities may decline rapidly in the event a significant number of holders decide to sell. Changes in expectations regarding an individual issuer of lower-grade securities generally could reduce market liquidity for such securities and make their sale by the Trust more difficult, at least in the absence of price concessions. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. An economic downturn or an increase in interest rates could severely disrupt the market for such securities and adversely affect the value of outstanding securities or the ability of the issuers to repay principal and interest. Further, the trust may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market does exist.

The market for lower grade securities may have less available information, further complicating evaluations and valuations of such securities and placing more emphasis on the Adviser's experience, judgment and analysis than other securities.

RATINGS ALLOCATION AS OF 10/31/06
AAA/Aaa                                                          56.9%
AA/Aa                                                            10.5
A/A                                                              10.6
BBB/Baa                                                          13.6
BB/Ba                                                             0.4
B/B                                                               1.1
Non-Rated                                                         6.9

TOP FIVE SECTORS AS OF 10/31/06
Hospital                                                         17.9%
General Purpose                                                  11.0
Master Tobacco Settlement                                         7.6
Airports                                                          6.4
Public Education                                                  5.8

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 10/31/06
California                                                       18.0%
New York                                                          9.4
Illinois                                                          8.6
Florida                                                           7.2
New Jersey                                                        5.5
Texas                                                             5.4
South Carolina                                                    3.7
Colorado                                                          3.1
Missouri                                                          3.0
Alabama                                                           2.9
Washington                                                        2.2
Louisiana                                                         2.2
Pennsylvania                                                      2.0
Ohio                                                              1.9
Nevada                                                            1.8
North Carolina                                                    1.6
Indiana                                                           1.6
Connecticut                                                       1.6
Michigan                                                          1.6
Georgia                                                           1.6
Massachusetts                                                     1.6
Arizona                                                           1.5
Kentucky                                                          1.1
Tennessee                                                         1.0
Alaska                                                            0.9
Maryland                                                          0.9
New Hampshire                                                     0.8
Virginia                                                          0.8
Wisconsin                                                         0.7
Puerto Rico                                                       0.7
Iowa                                                              0.6
West Virginia                                                     0.6
Guam                                                              0.6
District of Columbia                                              0.6
Oregon                                                            0.6

                                             (continued on next page)

SUMMARY OF INVESTMENTS BY STATE CLASSIFICATION AS OF 10/31/06
(continued from previous page)
Minnesota                                                         0.4
Arkansas                                                          0.4
Oklahoma                                                          0.4
Nebraska                                                          0.3
Kansas                                                            0.2
South Dakota                                                      0.2
New Mexico                                                        0.1
Vermont                                                           0.1
Mississippi                                                       0.0*
                                                                -----
Total Investments                                               100.0%
                                                                -----

*   Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings and summary of investments by state classification are as a percentage of total investments. Sectors are as a percentage of total long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at
       (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

       You may obtain a copy of the trust's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

       You may obtain information regarding how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Investment Advisory Agreement Approval

Both the Investment Company Act of 1940 and the terms of the Fund's investment advisory agreement require that the investment advisory agreement between the Fund and its investment adviser be approved annually both by a majority of the Board of Trustees and by a majority of the independent trustees voting separately.

On May 22, 2006, the Board of Trustees, and the independent trustees voting separately, determined that the terms of the investment advisory agreement are fair and reasonable and approved the continuance of the investment advisory contract as being in the best interests of the Fund and its shareholders. In making its determination, the Board of Trustees considered materials that were specifically prepared by the investment adviser at the request of the Board and Fund counsel, and by an independent provider of investment company data contracted to assist the Board, relating to the contract review process. The Board also considered information received periodically about the portfolio, performance, the investment strategy, portfolio management team and fees and expenses of the Fund. Finally, the Board considered materials it had received in approving changes to the Fund's investment policies and a reorganization of the Fund. The Board of Trustees considered the contract over a period of several months and the non-management trustees held sessions both with the investment adviser and separate from the investment adviser in reviewing and considering the contract.

In approving the investment advisory agreement, the Board of Trustees considered, among other things, the nature, extent and quality of the services provided by the investment adviser, the performance, fees and expenses of the Fund compared to other similar funds and other products, the investment adviser's expenses in providing the services and the profitability of the investment adviser and its affiliated companies. The Board of Trustees considered the extent to which any economies of scale experienced by the investment adviser are shared with the Fund's shareholders, and the propriety of breakpoints in the Fund's investment advisory fee schedule. The Board of Trustees considered comparative advisory fees of the Fund and other investment companies and/or other products at different asset levels, and considered the trends in the industry. The Board of Trustees evaluated other benefits the investment adviser and its affiliates derive from their relationship with the Fund. The Board of Trustees reviewed information about the foregoing factors and considered changes, if any, in such information since its previous approval. The Board of Trustees discussed the financial strength of the investment adviser and its affiliated companies and the capability of the personnel of the investment adviser, and specifically the strength and background of its portfolio management personnel. The Board of Trustees reviewed the statutory and regulatory requirements for approval and disclosure of investment advisory agreements. The Board of Trustees, including the independent trustees, evaluated all of the foregoing and does not believe any single factor or group of factors control or dominate the review process, and, after considering all factors together, has determined, in the exercise of its business judgment, that approval of the investment advisory agreement is in the best interests of the Fund and its shareholders. The following summary provides more detail on certain matters considered but does not detail all matters considered.

Nature, Extent and Quality of the Services Provided. On a regular basis, the Board of Trustees considers the roles and responsibilities of the investment adviser as a whole and for those specific portfolio management, support and trading functions servicing the Fund. The trustees discuss with the investment adviser the resources available and used in managing the Fund. The trustees also discuss certain other services which are provided on a cost-reimbursement basis by the investment adviser or its affiliates to the Van Kampen funds including certain accounting, administrative and legal services. The Board has determined that the nature, extent and quality of the services provided by the investment adviser support its decision to approve the investment advisory contract.

Performance, Fees and Expenses of the Fund. On a regular basis, the Board of Trustees reviews the performance, fees and expenses of the Fund compared to its peers and to appropriate benchmarks. In addition, the Board spends more focused time on the performance of the Fund and other funds in the Van Kampen complex, paying specific attention to underperforming funds. The trustees discuss with the investment adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the trustees and the investment adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance with special attention to three-year performance) and, when a fund's weighted performance is under the fund's benchmark, they discuss the causes and where necessary seek to make specific changes to investment strategy or investment personnel. The Fund discloses more information about its performance elsewhere in this report. The trustees discuss with the investment adviser the level of advisory fees for this Fund relative to comparable funds and other products advised by the adviser and others in the marketplace. The trustees review not only the advisory fees but other fees and expenses (whether paid to the adviser, its affiliates or others) and the Fund's overall expense ratio. The Board has determined that the performance, fees and expenses of the Fund support its decision to approve the investment advisory contract.

Investment Adviser's Expenses in Providing the Service and Profitability. At least annually, the trustees review the investment adviser's expenses in providing services to the Fund and other funds advised by the investment adviser and the profitability of the investment adviser. These profitability reports are put together by the investment adviser with the oversight of the Board. The trustees discuss with the investment adviser its revenues and expenses, including among other things, revenues for advisory services, portfolio management-related expenses, revenue sharing arrangement costs and allocated expenses both on an aggregate basis and per fund. The Board has determined that the analysis of the investment adviser's expenses and profitability support its decision to approve the investment advisory contract.

Economies of Scale. On a regular basis, the Board of Trustees considers the size of the Fund and how that relates to the Fund's expense ratio and particularly the Fund's advisory fee rate. In conjunction with its review of the investment adviser's profitability, the trustees discuss with the investment adviser how more (or less) assets can affect the efficiency or effectiveness of managing the Fund's portfolio and whether the advisory fee level is appropriate relative to current asset levels and/or whether the advisory fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and potential economies of scale of the Fund support its decision to approve the investment advisory contract.

Other Benefits of the Relationship. On a regular basis, the Board of Trustees considers other benefits to the investment adviser and its affiliates derived from its relationship with the Fund and other funds advised by the investment adviser. These benefits include, among other things, fees for transfer agency services provided to the funds, in certain cases research received by the adviser generated from commission dollars spent on funds' portfolio trading, and in certain cases distribution or service related fees related to funds' sales. The trustees review with the investment adviser each of these arrangements and the reasonableness of its costs relative to the services performed. The Board has determined that the other benefits received by the investment adviser or its affiliates support its decision to approve the investment advisory contract.

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
            MUNICIPAL BONDS  164.3%
            ALABAMA  4.9%
$   1,000   Birmingham Baptist Med Ctr AL Baptist Hlth
            Sys Ser A...................................       5.875%  11/15/24  $    1,074,730
    3,695   Gadsden, AL Wts Ser B (AMBAC Insd) (a)......       5.250   08/01/21       4,016,760
    2,000   Jefferson Cnty, AL Ltd Oblig Sch Wt Ser A...       5.250   01/01/23       2,140,820
    4,000   Jefferson Cnty, AL Swr Rev Cap Impt Wts
            (FGIC Insd) (Prerefunded @ 8/01/12).........       5.125   02/01/42       4,308,680
    2,335   Marshall Cnty, AL Hlthcare Ser C............       6.000   01/01/32       2,523,341
    6,720   University AL at Birmingham Hosp Rev Ser A
            (j).........................................       5.000   09/01/36       6,997,783
    9,840   University AL at Birmingham Hosp Rev Ser A
            (j).........................................       5.000   09/01/41      10,209,460
                                                                                 --------------
                                                                                     31,271,574
                                                                                 --------------
            ALASKA  1.4%
    2,000   Alaska St Intl Arpt Rev Ser B (AMBAC Insd)
            (Prerefunded @ 10/01/12)....................       5.750   10/01/17       2,228,940
    1,000   Matanuska-Susitna Boro, AK Ctf Partn Pub
            Safety Bldg Lease (FSA Insd)................       5.750   03/01/16       1,063,680
    5,870   Northern Tob Sec Corp AK Tob Settlement Rev
            Asset Bkd Ser A.............................       5.000   06/01/46       5,949,245
                                                                                 --------------
                                                                                      9,241,865
                                                                                 --------------
            ARIZONA  2.4%
    1,425   Arizona Cap Fac Fin Corp Student Hsg Rev AZ
            St Univ Proj................................       6.250   09/01/32       1,516,043
    1,000   Arizona Hlth Fac Auth Hosp Sys Rev John C
            Lincoln Hlth Network (Prerefunded @
            12/01/12)...................................       6.375   12/01/37       1,153,960
    1,135   Cottonwood, AZ Wtr Rev Sys Sr Lien (XLCA
            Insd).......................................       5.000   07/01/35       1,203,225
    1,650   Glendale, AZ Indl Dev Auth Rfdg.............       5.000   12/01/35       1,691,217
    9,750   University of AZ Med Ctr Corp...............       5.000   07/01/35      10,017,150
                                                                                 --------------
                                                                                     15,581,595
                                                                                 --------------
            ARKANSAS  0.6%
    2,310   Arkansas St Dev Fin Auth Rev St Agy Fac
            Donaghey Plaza Proj (FSA Insd)..............       5.000   06/01/34       2,425,038
    1,565   Fort Smith, AR Wtr & Swr Rev Ser C (FSA
            Insd) (a)...................................       5.000   10/01/21       1,660,215
                                                                                 --------------
                                                                                      4,085,253
                                                                                 --------------
            CALIFORNIA  29.6%
    4,000   Anaheim, CA Pub Fin Auth Lease Rev Cap
            Apprec Sub Pub Impt Proj Ser C (FSA Insd)...      *        09/01/20       2,229,600
    7,500   Anaheim, CA Pub Fin Auth Rev Elec Sys Dist
            Fac Ser A (FSA Insd)........................       5.000   10/01/31       7,907,625
    2,100   Bay Area Govt Assn CA Rev Tax Alloc CA Redev
            Pool Ser A (XLCA Insd)......................       5.250   09/01/35       2,253,741

See Notes to Financial Statements                                             13

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$   1,560   California Cnty, CA Tob Sec Agy Tob Asset
            Bkd Merced Cnty Rfdg Ser A..................       5.125%  06/01/38  $    1,603,555
    1,875   California Cnty, CA Tob Sec Agy Tob Asset
            Bkd Merced Cnty Rfdg Ser A..................       5.250   06/01/45       1,943,719
    7,125   California Ed Fac Auth Rev Pepperdine Univ
            Rfdg Ser A (FGIC Insd)......................       5.000   09/01/33       7,448,689
      350   California Hlth Fac Fin Auth Rev Casa De Las
            Ser A (MBIA Insd)...........................       5.250   08/01/17         359,121
    1,000   California Hlth Fac Fin Auth Rev Cedars
            Sinai Med Ctr Rfdg..........................       5.000   11/15/27       1,046,990
    9,450   California Hlth Fac Fin Auth Rev Cedars
            Sinai Med Ctr Rfdg (j)......................       5.000   11/15/34       9,848,947
    1,000   California Hlth Fac Fin Auth Rev Kaiser
            Permanente Ser A............................       5.000   04/01/37       1,043,460
    1,000   California Pollutn Ctl Fin Auth Solid Waste
            Disp Rev Waste Mgmt Inc Proj Ser B (AMT)....       5.000   07/01/27       1,031,660
    5,000   California St (MBIA Insd)...................       5.000   02/01/32       5,191,900
    5,385   California St (AMBAC Insd)..................       5.125   10/01/27       5,502,016
    2,650   California Statewide Cmnty Dev Auth Ctf
            Partn (Prerefunded @ 11/01/09) (Acquired
            11/23/99, Cost $2,650,000) (c)..............       7.250   11/01/29       2,983,715
    1,000   California Statewide Cmnty Dev Auth Rev
            Daughters of Charity Hlth Ser A.............       5.250   07/01/30       1,056,950
    1,000   California Statewide Cmnty Dev Auth Rev
            Daughters of Charity Hlth Ser A.............       5.250   07/01/35       1,053,860
    2,000   California Statewide Cmnty Dev Auth Rev Hlth
            Fac Adventist Hlth Ser A....................       5.000   03/01/30       2,077,900
    2,500   California Statewide Cmnty Dev Auth Rev Hlth
            Fac Adventist Hlth Ser A....................       5.000   03/01/35       2,592,600
    2,300   California Statewide Cmnty Dev Auth Rev
            Kaiser Permanente Ser B.....................       5.000   03/01/41       2,392,943
    3,200   California Statewide Cmnty Dev Auth Rev
            Kaiser Permanente Ser B.....................       5.250   03/01/45       3,403,904
    3,805   California Statewide Cmnty Dev Auth Rev
            Sutter Hlth Ser A...........................       5.000   11/15/43       3,987,868
    5,000   California St Dept Wtr Res Pwr Ser A (AMBAC
            Insd) (Prerefunded @ 5/01/12) (e)...........       5.375   05/01/18       5,513,250
    3,705   California St Dept Wtr Res Pwr Ser A (MBIA
            Insd) (Prerefunded @ 5/01/12)...............       5.375   05/01/21       4,085,318
    2,000   California St Dept Wtr Res Pwr Ser A (MBIA
            Insd) (Prerefunded @ 5/01/12)...............       5.375   05/01/22       2,205,300
    2,000   California St Dept Wtr Res Pwr Ser A
            (Prerefunded @ 5/01/12).....................       6.000   05/01/15       2,266,320
    5,295   California St Econ Rec Ser A................       5.000   07/01/17       5,644,576
    1,995   California St Pub Wks Brd UCLA Replacement
            Hosp Ser A (FSA Insd).......................       5.375   10/01/20       2,168,286

 14                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$   5,000   California St Rfdg..........................       5.000%  08/01/28  $    5,299,450
    5,000   California St Univ Rev Syswide Ser A (AMBAC
            Insd).......................................       5.000   11/01/23       5,310,950
    3,500   Capistrano, CA Uni Sch Dist (FGIC Insd).....       5.000   09/01/29       3,719,275
    1,000   Davis, CA Pub Fac Fin Auth Mace Ranch Area
            Ser A.......................................       6.600   09/01/25       1,039,380
   18,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev
            Cap Apprec Rfdg (MBIA Insd).................      *        01/15/25       6,582,600
   27,810   Foothill/Eastern Corridor Agy CA Toll Rd Rev
            Cap Apprec Rfdg.............................      *        01/15/33       6,138,501
    6,000   Foothill/Eastern Corridor Agy CA Toll Rd Rev
            Cap Apprec Sr Lien Ser A (f)................      *        01/01/18       3,805,200
      225   Foothill/Eastern Corridor Agy CA Toll Rd Rev
            Cap Apprec Sr Lien Ser A (Prerefunded @
            1/01/10) (b)................................       7.150   01/01/13         253,757
    5,000   Golden St, CA Tob Sec Corp CA Tob Settlement
            Rev Enhanced Ser A (FGIC Insd)..............       5.000   06/01/35       5,276,350
   18,000   Golden St Tob Sec Corp CA Tob Settlement Rev
            Enhanced Ser A (FGIC Insd) (j)..............       5.000   06/01/38      18,994,950
    5,000   Golden St, CA Tob Sec Corp CA Tob Settlement
            Rev Enhanced Ser A..........................       5.000   06/01/45       5,171,850
    2,240   Huntington Park, CA Redev Agy Rev Tax Alloc
            Santa Fe Redev Rfdg.........................       6.200   10/01/27       2,308,096
    2,635   Imperial Irr Dist CA Ctf Partn Elec Sys Proj
            (FSA Insd)..................................       5.250   11/01/23       2,831,887
    4,400   Los Angeles, CA Uni Sch Dist Ser A (MBIA
            Insd) (Prerefunded @ 7/01/13)...............       5.250   07/01/19       4,852,716
    1,375   San Bernadino, CA Jt Pwr Fin Auth Alloc Rev
            Cent City Merged Proj Rfdg Ser A (AMBAC
            Insd) (a)...................................       5.750   07/01/20       1,630,365
    2,500   San Francisco, CA City & Cnty Pub Util Com
            Wtr Rev Ser A (MBIA Insd)...................       5.000   11/01/32       2,637,650
    1,000   San Joaquin Hills, CA Transn Corridor Agy
            Toll Rd Rev Cap Apprec Rfdg Ser A (MBIA
            Insd).......................................      *        01/15/27         407,710
    1,000   San Joaquin Hills, CA Transn Corridor Agy
            Toll Rd Rev Cap Apprec Rfdg Ser A (MBIA
            Insd).......................................      *        01/15/28         389,200
    4,290   Tobacco Sec Auth Northn CA Tob Settlement
            Rev Asset Bkd Bd Ser A-1....................       5.375   06/01/38       4,500,124
    3,050   Tobacco Sec Auth Northn CA Tob Settlement
            Rev Asset Bkd Bd Ser A-1....................       5.500   06/01/45       3,226,107

See Notes to Financial Statements                                             15

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
            CALIFORNIA (CONTINUED)
$   3,200   Tobacco Sec Auth Southn CA Tob Settlement Sr
            Ser A-1.....................................       5.000%  06/01/37  $    3,265,632
    8,350   Tobacco Sec Auth Southn CA Tob Settlement Sr
            Ser A-1.....................................       5.125   06/01/46       8,560,504
    5,000   University CA Rev Gen Ser B (AMBAC Insd)....       5.000   05/15/20       5,369,900
                                                                                 --------------
                                                                                    190,415,967
                                                                                 --------------
            COLORADO  5.1%
    1,600   Arkansas River Pwr Auth CO Impt (XLCA
            Insd).......................................       5.250   10/01/40       1,724,960
    4,500   Colorado Hlth Fac Auth Rev Adventist Hlth/
            Sunbelt-D Rfdg (h)..........................       5.250   11/15/27       4,820,850
    1,000   Colorado Hlth Fac Auth Rev Catholic Hlth
            Initiatives Ser A (f).......................       5.500   03/01/32       1,086,340
    2,250   Colorado Hlth Fac Auth Rev Covenant
            Retirement Cmnty Inc........................       5.000   12/01/35       2,297,002
    1,000   Colorado Hlth Fac Auth Rev Evangelical
            Lutheran Ser A..............................       5.250   06/01/34       1,046,980
    3,700   Colorado Hlth Fac Auth Rev Hlth Fac
            Evangelical Lutheran........................       5.000   06/01/35       3,810,334
    1,125   Colorado Hlth Fac Auth Rev Hosp Portercare
            Adventist Hlth (Prerefunded @ 11/15/11).....       6.500   11/15/31       1,280,992
    4,000   Colorado Springs, CO Util Rev Sys Sub Lien
            Impt Rfdg Ser A.............................       5.000   11/15/29       4,150,320
      100   Jefferson Cnty, CO Residential Mtg Rev (a)
            (f).........................................       9.000   09/01/12         126,580
      265   Jefferson Cnty, CO Residential Mtg Rev (a)
            (f).........................................      11.500   09/01/08         300,696
      300   Jefferson Cnty, CO Residential Mtg Rev (a)
            (f).........................................      11.500   09/01/09         361,230
      340   Jefferson Cnty, CO Residential Mtg Rev (a)
            (f).........................................      11.500   09/01/10         431,892
      220   Jefferson Cnty, CO Residential Mtg Rev
            (f).........................................      11.500   09/01/11         293,487
    1,000   Park Creek Metro Dist CO Rev Sr Ltd Tax Ppty
            Tax Rfdg....................................       5.500   12/01/30       1,060,540
    2,000   Park Creek Metro Dist CO Rev Sr Ltd Tax Ppty
            Tax Rfdg....................................       5.500   12/01/37       2,110,620
    6,365   Platte Riv Pwr Auth CO Pwr Rev Ser EE.......       5.375   06/01/16       6,894,823
    1,000   Salida, CO Hosp Dist Rev....................       5.250   10/01/36       1,004,170
                                                                                 --------------
                                                                                     32,801,816
                                                                                 --------------
            CONNECTICUT  2.6%
    2,840   Connecticut St Spl Oblig Pkg Rev Bradley
            Intl Arpt Ser A (ACA Insd) (AMT)............       6.600   07/01/24       3,109,289
    6,500   Mashantucket Western Pequot Tribe CT Spl Rev
            Ser B (g)...................................       5.750   09/01/18       6,691,360

 16                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
            CONNECTICUT (CONTINUED)
$   3,500   Mashantucket Western Pequot Tribe CT Spl Rev
            Ser B (g)...................................       5.750%  09/01/27  $    3,591,980
    3,460   Mashantucket Western Pequot Tribe CT Spl Rev
            Ser A (Prerefunded @ 09/01/07) (g)..........       6.400   09/01/11       3,575,633
                                                                                 --------------
                                                                                     16,968,262
                                                                                 --------------
            DISTRICT OF COLUMBIA  1.0%
    1,000   District of Columbia Hosp Rev Medlantic
            Hlthcare Group A Rfdg (MBIA Insd) (f).......       5.875   08/15/19       1,021,770
    5,000   Metropolitan Washington DC Arpt Auth Sys Ser
            A (FGIC Insd) (AMT).........................       5.125   10/01/26       5,205,100
                                                                                 --------------
                                                                                      6,226,870
                                                                                 --------------
            FLORIDA  11.9%
    3,800   Brevard Cnty, FL Hlth Fac Auth Hlthcare Fac
            Rev First Inc Proj..........................       5.000   04/01/34       3,959,524
    3,380   Brevard Cnty, FL Hlth Fac Hlth First Inc
            Proj (MBIA Insd)............................       5.125   04/01/31       3,527,436
      400   Capital Tr Agy FL Rev Fort Lauderdale Proj
            (AMT).......................................       5.750   01/01/32         420,428
      460   Escambia Cnty, FL Hlth Fac Auth Rev (AMBAC
            Insd).......................................       5.950   07/01/20         480,700
    3,000   Florida St Dept Environmental Prot Preservtn
            Rev Ser A (FGIC Insd).......................       5.750   07/01/10       3,222,210
    3,880   Florida St Dept Trans Right of Way Ser A....       5.250   07/01/21       4,252,325
    5,000   Florida St Dept Trans Tpk Rev Ser A.........       5.000   07/01/29       5,304,600
    1,895   Gulf Breeze, FL Rev Loc Govt (FGIC Insd)
            (a).........................................       5.625   12/01/20       2,018,251
    5,000   Highlands Cnty, FL Hlth Fac Auth Rev Hosp
            Adventist Hlth Ser D........................       5.000   11/15/35       5,194,050
    1,000   Highlands Cnty, FL Hlth Fac Auth Rev Hosp
            Adventist Hlth Ser D (Prerefunded @
            11/15/13)...................................       5.375   11/15/35       1,102,950
    1,250   Highlands Cnty, FL Hlth Fac Auth Rev Hosp
            Adventist Hlth Rfdg Ser C...................       5.000   11/15/31       1,303,987
    8,295   Hillsborough Cnty, FL Indl Dev Auth Hosp Rev
            Tampa Gen Hosp Proj (j).....................       5.000   10/01/36       8,620,164
    2,310   Hillsborough Cnty, FL Indl Dev Auth Indl Dev
            Rev Hlth Fac Proj Univ Cmnty Hosp Ser A.....       5.500   08/15/14       2,415,382
    1,000   Jacksonville, FL Sales Tax Rev Better
            Jacksonville (MBIA Insd)....................       5.250   10/01/21       1,089,020
    2,500   Jea, FL Elec Sys Rev Ser Three A (FSA
            Insd).......................................       5.000   10/01/41       2,628,175
      265   Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth
            Sys (Prerefunded @ 11/15/12)................       5.500   11/15/32         293,254
    5,000   Lakeland, FL Hosp Sys Rev Lakeland Regl Hlth
            Sys Rfdg (h)................................       5.000   11/15/26       5,191,550
    1,515   Miami Beach, FL Stormwtr Rev (FGIC Insd)....       5.250   09/01/25       1,605,703
    5,000   Miami-Dade Cnty, FL Aviation Ser A (FSA
            Insd) (AMT).................................       5.125   10/01/35       5,197,150

See Notes to Financial Statements                                             17

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
            FLORIDA (CONTINUED)
$   2,000   Miami-Dade Cnty, FL Aviation Rev Miami Intl
            Arpt (FGIC Insd) (AMT)......................       5.375%  10/01/25  $    2,123,960
    2,700   Miami-Dade Cnty, FL Aviation Rev Miami Intl
            Arpt (FGIC Insd) (AMT)......................       5.375   10/01/32       2,856,168
    2,000   Miami-Dade Cnty, FL Pub Fac Rev Jackson Hlth
            Sys Ser A (MBIA Insd).......................       5.000   06/01/31       2,113,500
    4,300   Orange Cnty, FL Tourist Dev Tax Rev (AMBAC
            Insd) (Prerefunded @ 10/01/09)..............       5.500   10/01/31       4,534,522
    4,320   Orange Cnty, FL Tourist Dev Tax Rev (AMBAC
            Insd) (Prerefunded @ 10/01/09)..............       5.625   10/01/14       4,570,474
    1,060   Tallahassee, FL Lease Rev FL St Univ Proj
            Ser A (MBIA Insd) (a).......................       5.500   08/01/18       1,138,302
    1,000   Tampa-Hillsborough Cnty, FL Expwy Auth Rev
            (AMBAC Insd)................................       5.000   07/01/25       1,072,420
                                                                                 --------------
                                                                                     76,236,205
                                                                                 --------------
            GEORGIA  2.6%
    2,000   Atlanta, GA Arpt Passenger Fac Charge Rev
            Gen Sub Lien Ser C (FSA Insd)...............       5.000   01/01/33       2,096,480
    1,000   Augusta, GA Gen Arpt Rev Passenger Ser B
            (AMT).......................................       5.350   01/01/28       1,048,290
    1,400   Municipal Elec Auth GA Combustion Turbine
            Ser A (MBIA Insd)...........................       5.250   11/01/14       1,518,790
    8,025   Municipal Elec Auth GA Combustion Turbine
            Ser A (MBIA Insd)...........................       5.250   11/01/18       8,668,685
    1,000   Oconee Cnty, GA Indl Dev Auth Oiit Proj
            (XLCA Insd).................................       5.250   07/01/23       1,066,130
    2,000   Royston, GA Hosp Auth Hosp Rev Ctf Hlthcare
            Sys Inc Rfdg................................       6.500   07/01/27       2,070,340
                                                                                 --------------
                                                                                     16,468,715
                                                                                 --------------
            ILLINOIS  14.1%
    2,000   Bolingbrook, IL Sales Tax Rev (i)........... 0.000/6.250   01/01/24       1,955,740
    3,400   Carol Stream, IL First Mtg Rev Windsor Pk
            Mnr Proj (Prerefunded @ 12/01/07)...........       7.000   12/01/13       3,575,610
      750   Chicago, IL Increment Alloc Rev Diversey/
            Narragansett Proj (Acquired 08/01/06, Cost
            $800,490) (c)...............................       7.460   02/15/26         804,555
    4,000   Chicago, IL Neighborhoods Alive 21 Pgm Ser A
            (FGIC Insd) (Prerefunded @ 7/01/10).........       5.750   01/01/40       4,334,280
    3,500   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
            Third Lien Rfdg Ser C-2 (FSA Insd) (AMT)....       5.250   01/01/30       3,687,565
    5,000   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
            Third Lien Rfdg Ser A (MBIA Insd) (AMT).....       5.375   01/01/32       5,314,150
   11,500   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
            Third Lien Ser A (MBIA Insd) (j)............       5.250   01/01/24      12,512,748
    3,500   Chicago, IL O'Hare Intl Arpt Rev Gen Arpt
            Third Lien Ser A (MBIA Insd) (j)............       5.250   01/01/25       3,808,227

 18                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
            ILLINOIS (CONTINUED)
$   1,015   Chicago, IL O'Hare Intl Arpt Rev Second Lien
            Passenger Fac Ser B (AMBAC Insd)............       5.500%  01/01/16  $    1,087,501
    1,495   Chicago, IL Pk Dist Ser C (FGIC Insd)
            (Prerefunded @ 7/01/11).....................       5.500   01/01/19       1,619,608
      485   Chicago, IL Pk Dist Ser C (FGIC Insd).......       5.500   01/01/19         521,322
      465   Chicago, IL Proj Rfdg Ser C (FGIC Insd).....       5.500   01/01/40         496,997
    2,565   Chicago, IL Proj Rfdg Ser C (FGIC Insd)
            (a).........................................       5.750   01/01/12       2,773,381
    1,000   Cook Cnty, IL Ser A (FGIC Insd) (Prerefunded
            @ 5/15/11)..................................       5.500   11/15/31       1,081,280
       80   Cook Cnty, IL Sch Dist No 107 (f)...........       7.000   12/01/10          90,418
      545   Cook Cnty, IL Sch Dist No 107...............       7.000   12/01/10         613,768
      200   Cook Cnty, IL Sch Dist No 107 (a) (f).......       7.150   12/01/08         214,556
      310   Cook Cnty, IL Sch Dist No 107 (a)...........       7.150   12/01/08         331,647
      120   Cook Cnty, IL Sch Dist No 107 (a) (f).......       7.200   12/01/09         132,847
      455   Cook Cnty, IL Sch Dist No 107 (a)...........       7.200   12/01/09         501,751
    1,000   Cortland, IL Spl Tax Rev Sheaffer Sys Proj
            (Acquired 05/02/06, Cost $990,000) (c)......       5.500   03/01/17       1,013,370
    1,000   Deerfield, IL Ed Fac Chicagoland Jewish High
            Sch Proj....................................       6.000   05/01/41       1,025,830
    2,725   Illinois Dev Fin Auth Rev Cmnty Rehab
            Providers Fac Ser A.........................       7.375   07/01/25       2,982,431
    1,565   Illinois Ed Fac Auth Rev DePaul Univ (AMBAC
            Insd) (Prerefunded @ 10/01/10)..............       5.625   10/01/15       1,696,053
    1,500   Illinois Fin Auth Rev IL Inst of Technology
            Ser A.......................................       5.000   04/01/31       1,559,925
    3,000   Illinois Fin Auth Rev Kewanee Hosp Proj.....       5.100   08/15/31       3,070,590
    1,000   Illinois Fin Auth Rev Landing at Plymouth Pl
            Proj Ser A..................................       6.000   05/15/25       1,060,310
    1,350   Illinois Fin Auth Rev Landing at Plymouth Pl
            Proj Ser A..................................       6.000   05/15/37       1,419,701
    2,500   Illinois Fin Auth Rev Northwestern Mem Hosp
            Ser A.......................................       5.500   08/15/43       2,745,175
    1,645   Illinois Hlth Fac Auth Rev Evangelical Hosp
            Rfdg Ser C (FSA Insd) (Prerefunded @
            4/15/02)....................................       6.750   04/15/12       1,814,221
    4,750   Illinois Hsg Dev Auth Rev Homeowner Mtg Sub
            Ser C2 (AMT)................................       5.150   08/01/37       4,928,363
    3,000   Illinois St Ser 1 (FSA Insd)................       5.250   12/01/21       3,240,120
    3,440   Kendall, Kane & Will Cntys, IL Cmnty Sch
            Dist No 308 Ser B (FGIC Insd) (a)...........       5.250   10/01/19       3,708,595
      250   Lake Cnty, IL Cmnty Unit Sch Dist No 116
            Round Lake (Radian Insd) (f)................       7.600   02/01/14         310,495
    2,675   Metropolitan Pier & Expo Auth IL Dedicated
            St Tax Rev McCormick Pl Expn Ser A (MBIA
            Insd).......................................       5.250   06/15/42       2,870,569

See Notes to Financial Statements                                             19

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
            ILLINOIS (CONTINUED)
$     276   Pingree Grove Vlg, IL Spl Svc Area No 1 Spl
            Tax Cambridge Lakes Proj Ser 05.............       5.250%  03/01/15  $      282,240
    2,500   Schaumburg, IL Ser B (FGIC Insd)............       5.000   12/01/41       2,617,475
    3,500   University IL Univ Rev Auxiliary Fac Sys
            (MBIA Insd).................................       4.500   04/01/36       3,491,390
      850   Volo Vlg, IL Spl Svc Area No 3 Spl Tax
            Symphony Meadows Proj Ser 1.................       6.000   03/01/36         865,666
      675   Will Cnty, IL Cmnty Sch Dist No 161 Summit
            Hill Cap Apprec (FGIC Insd) (f).............      *        01/01/16         469,496
    1,335   Will Cnty, IL Cmnty Sch Dist No 161 Summit
            Hill Cap Apprec (FGIC Insd).................      *        01/01/16         924,394
      425   Will Cnty, IL Cmnty Sch Dist No 161 Summit
            Hill Cap Apprec (FGIC Insd) (f).............      *        01/01/19         257,227
      990   Will Cnty, IL Cmnty Sch Dist No 161 Summit
            Hill Cap Apprec (FGIC Insd..................      *        01/01/19         595,624
    1,000   Yorkville, IL Utd City Spl Svc Area Spl Tax
            No 2004-107 Raintree Vlg IL Proj............       6.250   03/01/35       1,063,700
    1,000   Yorkville, IL Utd City Spl Svc Area Tax No
            2005-108 Autumn Creek IL Proj...............       6.000   03/01/36       1,018,430
                                                                                 --------------
                                                                                     90,489,341
                                                                                 --------------
            INDIANA  2.6%
    1,000   Allen Cnty, IN Juvenile Justice Ctr First
            Mtg (AMBAC Insd)............................       5.500   01/01/18       1,086,510
    3,000   Indiana Hlth Fac Fin Auth Hosp Rev Cmnty
            Proj Ser A (AMBAC Insd).....................       5.000   05/01/35       3,151,470
    7,420   Indianapolis, IN Loc Pub Impt Bd Bk Arpt
            Auth Proj Ser B (MBIA Insd) (AMT) (j).......       5.250   01/01/27       7,977,279
    1,500   Petersburg, IN Pollutn Ctl Rev IN Pwr & Lt
            (AMT).......................................       5.950   12/01/29       1,602,930
      470   Saint Joseph Cnty, IN Econ Dev Rev Ser A....       6.000   05/15/38         494,374
    2,500   Vigo Cnty, IN Sch Bldg Corp First Mtg Impt &
            Rfdg (FSA Insd).............................       5.250   07/10/24       2,659,175
                                                                                 --------------
                                                                                     16,971,738
                                                                                 --------------
            IOWA  1.0%
    2,250   Tobacco Settlement Auth IA Tob Settlement
            Rev Asset Bkd Ser C.........................       5.375   06/01/38       2,365,088
    1,800   Tobacco Settlement Auth IA Tob Settlement
            Rev Asset Bkd Ser C.........................       5.500   06/01/42       1,897,416
    2,250   Tobacco Settlement Auth IA Tob Settlement
            Rev Asset Bkd Ser C.........................       5.625   06/01/46       2,391,435
                                                                                 --------------
                                                                                      6,653,939
                                                                                 --------------

 20                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
            KANSAS  0.4%
$   1,825   Cowley Cnty, KS Uni Sch Dist No 465 Winfield
            Impt & Rfdg (MBIA Insd) (a).................       5.250%  10/01/22  $    2,003,175
      400   Overland Pk, KS Dev Corp Rev First Tier
            Overland Pk Ser A...........................       7.375   01/01/32         438,472
                                                                                 --------------
                                                                                      2,441,647
                                                                                 --------------
            KENTUCKY  1.8%
   10,995   Louisville & Jefferson Cnty KY Metro Govt
            Hlth Sys Rev Norton Hlthcare Inc (j)........       5.250   10/01/36      11,535,881
                                                                                 --------------

            LOUISIANA  3.6%
    5,000   Ernest N Morial New Orleans, LA Exhib Hall
            Auth Spl Tax Sub Ser A (AMBAC Insd).........       5.250   07/15/21       5,329,300
    1,480   Louisiana Hsg Fin Agy Rev Azalea Estates
            Rfdg Ser A (GNMA Collateralized) (AMT)......       5.375   10/20/39       1,556,028
    1,675   Louisiana Loc Govt Environmental Fac Pkg Fac
            Corp Garage Proj Ser A (AMBAC Insd) (a).....       5.200   10/01/19       1,775,131
    2,580   Louisiana Loc Govt Environmental Rev
            Southeastn LA Student Hsg Ser A (MBIA
            Insd).......................................       5.250   08/01/21       2,792,024
    4,400   Louisiana St Gas & Fuels Tax Rev Ser A
            (j).........................................       5.000   05/01/41       4,657,510
    7,074   Louisiana St Univ & Agric & Mechanical
            College Univ Rev Master Agreement (Acquired
            11/30/98, Cost $7,074,000) (c)..............       5.750   10/30/18       6,798,370
                                                                                 --------------
                                                                                     22,908,363
                                                                                 --------------
            MARYLAND  1.4%
    2,240   Baltimore, MD Convention Ctr Hotel Rev Ser A
            (XLCA Insd) (j).............................       5.250   09/01/24       2,459,845
    1,000   Maryland St Econ Dev Corp Rev Sr Lien
            Chesapeake Bay Rfdg.........................       5.000   12/01/31       1,003,500
      500   Maryland St Econ Dev Corp Student Hsg Rev
            Univ MD College Pk Proj Rfdg (Prerefunded @
            6/01/13)....................................       5.625   06/01/35         555,085
    1,700   Maryland St Trans Auth Arpt Baltimore/WA
            Intl Arpt Ser B (AMBAC Insd) (AMT)..........       5.125   03/01/24       1,789,539
    2,365   Northeast, MD Waste Disp Auth Rfdg (AMBAC
            Insd) (AMT).................................       5.500   04/01/16       2,559,498
      750   Prince Georges Cnty, MD Spl Oblig Natl
            Harbor Proj.................................       5.200   07/01/34         767,437
                                                                                 --------------
                                                                                      9,134,904
                                                                                 --------------
            MASSACHUSETTS  2.6%
       85   Massachusetts Bay Trans Auth MA Sales Tax
            Rev Ser A (Prerefunded @ 7/01/10)...........       5.000   07/01/35          89,214
    1,775   Massachusetts Muni Whsl Elec Co Nuclear Proj
            5 (MBIA Insd)...............................       5.250   07/01/13       1,924,011
    2,765   Massachusetts St Dev Fin Agy Proj Ser R-2
            (MBIA Insd).................................       5.125   02/01/34       2,908,144

See Notes to Financial Statements                                             21

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
            MASSACHUSETTS (CONTINUED)
$     710   Massachusetts St Dev Fin Agy Rev Boston
            Architectural Ctr (ACA Insd)................       6.100%  09/01/18  $      744,243
    1,000   Massachusetts St Dev Fin Agy Rev Boston
            Architectural Ctr (ACA Insd)................       6.250   09/01/28       1,045,990
    3,700   Massachusetts St Hlth & Ed Fac Auth Rev Ser
            G (MBIA Insd)...............................       5.000   07/01/13       3,703,589
    1,000   Massachusetts St Hlth & Ed Fac Auth Rev
            Partn Hlthcare Sys Ser C....................       5.750   07/01/32       1,088,090
    4,850   Massachusetts St Hlth & Ed Fac Auth Rev Univ
            MA Mem Issue Ser D..........................       5.000   07/01/33       4,954,033
                                                                                 --------------
                                                                                     16,457,314
                                                                                 --------------
            MICHIGAN  2.6%
    3,860   Detroit, MI Ser A (XLCA Insd) (a)...........       5.250   04/01/21       4,138,460
    3,275   Detroit, MI Loc Dev Fin Auth Tax Increment
            Sr Ser B (Acquired 09/08/97, Cost
            $3,275,000) (c).............................       6.700   05/01/21       3,349,932
      790   Detroit, MI Loc Dev Fin Auth Tax Increment
            Sub Ser C (Acquired 09/08/97, Cost $790,000)
            (c).........................................       6.850   05/01/21         808,960
      700   Detroit, MI Wtr Supply Sys Rev Sr Lien Rfdg
            Ser C (MBIA Insd)...........................       5.250   07/01/18         760,319
    1,180   Hillsdale, MI Hosp Fin Auth Hosp Rev
            Hillsdale Cmnty Hlth Ctr....................       5.750   05/15/18       1,267,686
    1,000   Kent Hosp Fin Auth MI Rev Metro Hosp Proj
            Ser A.......................................       5.250   07/01/30       1,043,420
    1,000   Kent Hosp Fin Auth MI Rev Metro Hosp Proj
            Ser A.......................................       6.000   07/01/35       1,106,600
    1,450   Michigan St Hosp Fin Auth Rev Chelsea Cmnty
            Hosp Oblig..................................       5.000   05/15/37       1,484,278
      500   Michigan St Hosp Fin Auth Rev Hosp Genesys
            Regl Med Rfdg Ser A (f).....................       5.375   10/01/13         520,950
      775   Michigan St Hsg Dev Rental Hsg Rev Ser A
            (MBIA Insd) (AMT)...........................       5.300   10/01/37         791,422
    1,500   Michigan St Strategic Fd Detroit Edison Co
            Proj Rfdg Ser C (XLCA Insd) (AMT)...........       5.450   12/15/32       1,596,975
                                                                                 --------------
                                                                                     16,869,002
                                                                                 --------------
            MINNESOTA  0.7%
    1,260   Glencoe, MN Hlthcare Fac Rev Glencoe Regl
            Hlth Svc Proj...............................       5.000   04/01/31       1,297,460
    1,000   Inver Grove Heights, MN Presbyterian Homes
            Care Rfdg...................................       5.500   10/01/41       1,007,280
    1,750   Saint Paul, MN Hsg & Redev Auth Hosp Rev
            Hlth East Proj..............................       6.000   11/15/35       1,945,475
                                                                                 --------------
                                                                                      4,250,215
                                                                                 --------------

 22                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
            MISSISSIPPI  0.0%
$     265   Mississippi Home Corp Single Family Rev Mtg
            Ser F (GNMA Collateralized) (AMT)...........       7.550%  12/01/27  $      273,880
                                                                                 --------------

            MISSOURI  5.0%
    1,000   Cape Girardeau Cnty, MO Indl Dev Auth
            Hlthcare Fac Rev Southeast MO Hosp Assoc....       5.625   06/01/27       1,047,670
    1,000   Carthage, MO Hosp Rev.......................       5.875   04/01/30       1,019,860
    2,250   Carthage, MO Hosp Rev.......................       6.000   04/01/38       2,282,985
    1,400   Ellisville, MO Indl Dev Auth Rev Gambrill
            Gardens Proj Impt & Rfdg....................       6.100   06/01/20       1,424,206
    1,000   Ellisville, MO Indl Dev Auth Rev Gambrill
            Gardens Proj Impt & Rfdg....................       6.200   06/01/29       1,015,340
      385   Fenton, MO Tax Increment Rev & Impt Gravois
            Bluffs Proj Rfdg (Prerefunded @ 10/01/11)...       7.000   10/01/21         445,868
    1,000   Kearney, MO (AMBAC Insd)....................       5.500   03/01/16       1,069,960
    3,500   Missouri Jt Muni Elec Util Plum Pwr Point
            Proj Rev (MBIA Insd)........................       5.000   01/01/24       3,745,385
    1,200   Missouri St Hlth & Ed Fac Auth Rev Sr Living
            Fac Lutheran Rfdg Ser B.....................       5.125   02/01/27       1,249,236
    1,415   Missouri St Hlth & Ed Fac Rev Univ MO
            Columbia Arena Proj.........................       5.000   11/01/18       1,497,933
    1,000   Missouri St Hwys & Trans Commn Rd Rev Ser
            A...........................................       5.125   02/01/17       1,066,140
    2,810   Perry Cnty, MO Nursing Home Rev Rfdg........       5.900   03/01/28       2,832,171
    1,000   Saint Charles, MO Ctf Partn Ser B...........       5.500   05/01/18       1,060,730
    2,505   Saint Louis, MO Arpt Rev Cap Impt Pgm Ser A
            (MBIA Insd) (Prerefunded @ 7/01/12) (a).....       5.375   07/01/20       2,732,980
    1,460   Saint Louis, MO Brd Ed Direct Dep Pgm Rfdg
            Ser A (FSA Insd)............................       5.000   04/01/21       1,560,171
    8,000   Springfield, MO Pub Util Rev (FGIC Insd)....       4.500   08/01/36       8,002,640
                                                                                 --------------
                                                                                     32,053,275
                                                                                 --------------
            NEBRASKA  0.4%
    2,620   Omaha Pub Pwr Dist NE Elec Rev Sys Ser A....       5.000   02/01/34       2,743,821
                                                                                 --------------

            NEVADA  3.0%
    3,000   Clark Cnty, NV Arpt Rev Sub Lien Ser A-2
            (FGIC Insd).................................       5.000   07/01/36       3,136,740
    5,000   Clark Cnty, NV Bd Bk (MBIA Insd)............       5.000   06/01/32       5,216,700
    2,000   Clark Cnty, NV Indl Dev Rev Southwest Gas
            Corp Proj Ser A (FGIC Insd) (AMT)...........       4.750   09/01/36       2,027,040
    4,000   Clark Cnty, NV Indl Dev Rev Southwest Gas
            Corp Proj Ser A (AMBAC Insd) (AMT)..........       5.250   07/01/34       4,231,000
      110   Nevada Hsg Div Single Family Mtg Mezz Ser D2
            (AMT).......................................       6.300   04/01/21         111,200
    1,570   Reno, NV Cap Impt Rev (FGIC Insd)
            (Prerefunded @ 6/01/12).....................       5.125   06/01/26       1,691,565

See Notes to Financial Statements                                             23

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
            NEVADA (CONTINUED)
$     930   Reno, NV Cap Impt Rev (FGIC Insd)...........       5.125%  06/01/26  $      981,857
    1,500   Reno, NV Sr Lien Retrac Reno Trans Proj
            (AMBAC Insd) (Prerefunded @ 6/01/12)........       5.125   06/01/37       1,612,995
                                                                                 --------------
                                                                                     19,009,097
                                                                                 --------------

            NEW HAMPSHIRE  1.4%
    4,800   New Hampshire Higher Ed & Hlth Fac Auth Rev
            Daniel Webster College Issue................       6.300   07/01/29       4,946,784
    2,000   New Hampshire Higher Ed & Hlth Fac Auth Rev
            Riverwoods at Exeter Ser A..................       6.500   03/01/23       2,035,600
    1,525   New Hampshire Hlth & Ed Fac Auth Rev
            Derryfield Sch..............................       6.750   07/01/20       1,661,518
      250   New Hampshire Hlth & Ed Fac Hlthcare Sys
            Covenant Hlth...............................       5.500   07/01/34         267,683
                                                                                 --------------
                                                                                      8,911,585
                                                                                 --------------
            NEW JERSEY  9.1%
    1,555   Eastern Camden Cnty, NJ Regl Sch Dist Rfdg
            (FGIC Insd) (a).............................      *        03/01/08       1,480,718
    3,000   Newark, NJ Hsg Auth Port Auth Newark Marine
            Term (MBIA Insd)............................       5.000   01/01/37       3,149,880
    1,000   New Jersey Econ Dev Auth Econ Dev Rev
            Kapkowski Rd Landfill Proj Rfdg.............       5.750   04/01/31       1,120,840
    3,880   New Jersey Econ Dev Auth Mtr Veh Rev Ser A
            (MBIA Insd).................................       5.000   07/01/22       4,170,922
    1,500   New Jersey Econ Dev Auth Rev Cig Tax........       5.750   06/15/29       1,633,500
      500   New Jersey Econ Dev Auth Rev Cig Tax........       5.750   06/15/34         541,130
   25,000   New Jersey Econ Dev Auth St Contract Econ
            Recovery (MBIA Insd)........................       5.900   03/15/21      30,137,500
    1,500   New Jersey Econ Dev Auth Wtr Fac Rev NJ
            Amern Wtr Co Inc Ser B (FGIC Insd) (AMT)....       5.375   05/01/32       1,558,575
    2,825   New Jersey St Ed Fac Auth Higher Ed Cap Impt
            Ser A (AMBAC Insd) (Prerefunded @
            9/01/12)....................................       5.250   09/01/19       3,073,572
    1,000   New Jersey St Ed Fac Auth Higher Ed Cap Impt
            Ser A (AMBAC Insd) (Prerefunded @
            9/01/12)....................................       5.250   09/01/21       1,087,990
    5,000   New Jersey St Tpk Auth Tpk Rev Ser C-1
            (AMBAC Insd)................................       5.000   01/01/35       5,165,100
    3,500   New Jersey St Tpk Auth Tpk Rev Ser C (FSA
            Insd).......................................       6.500   01/01/16       4,121,880
    1,000   New Jersey St Trans Tr Fd Auth Trans Sys Ser
            A...........................................       5.750   06/15/18       1,162,860
                                                                                 --------------
                                                                                     58,404,467
                                                                                 --------------
            NEW MEXICO  0.2%
    1,500   Jicarilla, NM Apache Nation Adj Ser A
            (Acquired 10/23/03, Cost $1,514,910) (c)....       5.000   09/01/18       1,583,205
                                                                                 --------------

 24                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
            NEW YORK  15.6%
$   3,600   Erie Cnty, NY Tob Asset Sec Corp Asset Bkd
            Ser A.......................................       5.000%  06/01/38  $    3,676,680
    2,300   Long Island Pwr Auth NY Elec Gen Ser B......       5.000   12/01/35       2,426,201
    3,000   Metropolitan Trans Auth NY Rev Rfdg Ser A
            (FGIC Insd).................................       5.250   11/15/31       3,221,010
    1,000   Nassau Cnty, NY Tob Settlement Corp Ser
            A-3.........................................       5.000   06/01/35       1,024,830
    2,000   Nassau Cnty, NY Tob Settlement Corp Ser
            A-3.........................................       5.125   06/01/46       2,065,680
    5,000   New York City Ser A.........................       6.250   08/01/08       5,084,450
       85   New York City Ser A-1.......................       5.750   08/01/12          85,135
    3,000   New York City Ser G.........................       5.000   12/01/27       3,153,510
      685   New York City Ser H.........................       5.750   03/15/13         743,540
    3,000   New York City Indl Dev Agy Amern Airl JFK
            Intl Arpt (AMT).............................       7.625   08/01/25       3,621,360
    1,000   New York City Indl Dev Agy Amern Airl JFK
            Intl Arpt (AMT).............................       7.750   08/01/31       1,210,190
      400   New York City Indl Dev Agy Rev Liberty 7
            World Trade Ctr Ser A.......................       6.250   03/01/15         426,868
    1,000   New York City Liberty Dev Corp Rev National
            Sports Museum Proj Ser A (Acquired 08/07/06,
            Cost $1,000,000) (c)........................       6.125   02/15/19       1,036,060
    8,800   New York City Muni Wtr Fin Auth Wtr & Swr
            Sys Rev Ser D...............................       5.000   06/15/38       9,275,112
    2,500   New York City Muni Wtr Fin Auth Wtr & Swr
            Sys Rev Ser D...............................       5.000   06/15/39       2,633,325
    1,000   New York City Trans Future Tax Second Ser C
            (AMBAC Insd)................................       5.250   08/01/22       1,077,950
    1,545   New York St Dorm Auth Lease Teachers College
            (FSA Insd)..................................       5.250   08/15/15       1,653,320
    6,800   New York St Dorm Auth Rev City Univ Sys Cons
            Ser A.......................................       5.625   07/01/16       7,673,664
    1,250   New York St Dorm Auth Rev Cons City Univ Sys
            Ser A (FSA Insd)............................       5.750   07/01/13       1,385,075
      350   New York St Dorm Auth Rev Mt Sinai
            NYU Hlth....................................       5.500   07/01/26         357,994
    3,000   New York St Dorm Auth Rev Sch Dist Fin Pgm
            Ser D (MBIA Insd)...........................       5.500   10/01/17       3,315,540
    4,200   New York St Dorm Auth Rev Secd Hosp N
            General Hosp Rfdg...........................       5.750   02/15/19       4,650,324
    3,751   Plainedge, NY Uni Free Sch Dist No. 2063
            (Acquired 07/25/97, Cost $3,750,926) (c)....       6.000   06/01/12       3,824,444
    9,920   Port Auth NY & NJ Cons Ser 144 (j)..........       5.000   10/01/35      10,553,788
    3,000   Triborough Brdg & Tunl Auth Gen Purp Ser A..       5.000   01/01/27       3,120,870

See Notes to Financial Statements                                             25

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
            NEW YORK (CONTINUED)
$   5,000   Triborough Brdg & Tunl Auth NY Gen Rfdg Ser
            B...........................................       5.000%  11/15/21  $    5,304,350
    3,900   Triborough Brdg & Tunl Auth NY Rev Rfdg Ser
            E (MBIA Insd)...............................       5.000   11/15/32       4,078,581
   10,500   Tsasc Inc NY Ser 1..........................       5.000   06/01/34      10,760,715
    1,000   Tsasc Inc NY Ser 1..........................       5.125   06/01/42       1,032,840
    1,000   Westchester Tob Asset Sec Corp NY...........       5.000   06/01/26       1,024,140
      500   Yonkers, NY Indl Dev Agy Civic Fac Rev Cmnty
            Dev Ppty Yonkers Inc Ser A (Prerefunded @
            2/01/11)....................................       6.625   02/01/26         560,960
                                                                                 --------------
                                                                                    100,058,506
                                                                                 --------------
            NORTH CAROLINA  2.7%
    7,605   North Carolina Muni Pwr Agy Ser A (MBIA
            Insd).......................................       5.250   01/01/20       8,199,255
    8,300   North Carolina Muni Pwr Agy No 1 Catawba
            Elec Rev Rfdg (MBIA Insd)...................       6.000   01/01/12       9,216,569
                                                                                 --------------
                                                                                     17,415,824
                                                                                 --------------
            OHIO  3.1%
      300   Adams Cnty Hosp Fac Impt Rev Adams Cnty Hosp
            Proj........................................       6.250   09/01/20         307,950
    2,410   Cleveland-Cuyahoga Cnty, OH Dev Port Auth
            Rev Cleveland Bond Fd Ser B (a).............       5.375   05/15/18       2,466,587
    1,000   Columbus, OH City Sch Dist Sch Fac Constr &
            Impt (FSA Insd) (Prerefunded @ 12/01/14)....       5.250   12/01/21       1,109,470
    1,000   Cuyahoga Cnty, OH Hosp Fac Rev Canton Inc
            Proj........................................       7.500   01/01/30       1,111,820
    1,000   Lorain Cnty, OH Hosp Rev Catholic
            Hlthcare....................................       5.375   10/01/30       1,059,610
    2,000   Lorain, OH City Sch Dist Classroom Fac Impt
            (MBIA Insd).................................       5.250   12/01/20       2,185,140
    2,270   Montgomery Cnty, OH Hosp Rev Kettering Med
            Ctr Impt & Rfdg (MBIA Insd).................       6.250   04/01/20       2,778,957
    5,000   Ohio St Air Quality Dev Auth Rev Dayton Pwr
            & Lt Co Proj (FGIC Insd) (AMT) (j)..........       4.800   09/01/36       5,071,362
    1,250   Ohio St Bldg Auth St Fac Admin Bldg Fd Proj
            Ser A (FSA Insd)............................       5.000   04/01/22       1,317,762
    2,500   Ohio St Bldg Auth St Fac Adult Correction
            Rfdg Ser A (FSA Insd).......................       5.500   10/01/12       2,713,375
                                                                                 --------------
                                                                                     20,122,033
                                                                                 --------------

 26                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
            OKLAHOMA  0.6%
$   1,240   Kay Cnty, OK Home Fin Auth Rev Single Family
            Mtg Rfdg Ser A (AMBAC Insd) (f).............       7.000%  11/01/11  $    1,420,668
    1,250   Oklahoma City, OK Pub Ppty Auth Hotel Tax
            Rev (FGIC Insd).............................       5.250   10/01/29       1,358,850
      980   Oklahoma Hsg Fin Agy Single Family Rev Mtg
            Class B (GNMA Collateralized) (AMT).........       7.997   08/01/18       1,020,317
                                                                                 --------------
                                                                                      3,799,835
                                                                                 --------------
            OREGON  0.9%
    4,000   Oregon Hlth Sciences Univ Insd Ser A (MBIA
            Insd).......................................       5.250   07/01/22       4,309,120
    1,500   Oregon St Dept Admin Rfdg Ser C (MBIA
            Insd).......................................       5.250   11/01/17       1,609,740
                                                                                 --------------
                                                                                      5,918,860
                                                                                 --------------
            PENNSYLVANIA  3.4%
      385   Allegheny Cnty, PA San Auth Swr Rev (MBIA
            Insd).......................................       5.500   12/01/30         413,886
      315   Crawford Cnty, PA Hosp Auth Sr Living Fac
            Rev Wesbury Utd Methodist Cmnty (a).........       5.875   08/15/10         328,706
      275   Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
            Bible Fellowship Proj Rfdg Ser A (a)........       5.100   12/15/06         275,074
      295   Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
            Bible Fellowship Proj Rfdg Ser A (a)........       5.250   12/15/07         296,224
      210   Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
            Bible Fellowship Proj Rfdg Ser A............       5.300   12/15/08         211,598
      320   Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
            Bible Fellowship Proj Rfdg Ser A (a)........       5.300   12/15/09         322,000
      240   Lehigh Cnty, PA Gen Purp Auth Rev First Mtg
            Bible Fellowship Proj Rfdg Ser A............       5.400   12/15/10         241,188
      400   Montgomery Cnty, PA Indl Dev Auth Rev Mtg
            Whitemarsh Continuing Care Proj.............       6.125   02/01/28         424,804
    1,550   Pennsylvania Hsg Fin Agy Ser 94-A (AMT).....       5.100   10/01/31       1,600,948
    1,000   Philadelphia, PA Auth Indl Dev PA Arpt Sys
            Proj Ser A (FGIC Insd) (AMT)................       5.125   07/01/19       1,051,310
    2,600   Philadelphia, PA Auth Indl Rev Ser B (FSA
            Insd).......................................       5.500   10/01/16       2,831,478
    3,200   Philadelphia, PA Gas Wks Rev 1998 Gen
            Ordinance Ser 4 (FSA Insd)..................       5.250   08/01/19       3,443,968
    4,305   Philadelphia, PA Redev Auth Rev Neighborhood
            Transformation Ser A (FGIC Insd)............       5.250   04/15/11       4,594,038
    2,530   Pittsburgh, PA Ser A (AMBAC Insd)
            (Prerefunded @ 3/01/12).....................       5.500   09/01/17       2,765,341
    2,675   Pittsburgh, PA Ser A (AMBAC Insd)...........       5.500   09/01/17       2,902,616
                                                                                 --------------
                                                                                     21,703,179
                                                                                 --------------

See Notes to Financial Statements                                             27

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
            SOUTH CAROLINA  6.1%
$   1,000   Charleston ED Excellence Fin Corp SC Rev
            Charleston Cnty Sch Dist (j)................       5.250%  12/01/25  $    1,074,865
    3,000   Charleston ED Excellence Fin Corp SC Rev
            Charleston Cnty Sch Dist (j)................       5.250   12/01/26       3,224,595
    4,317   Charleston ED Excellence Fin Corp SC Rev
            Charleston Cnty Sch Dist (AGC Insd) (j).....       5.250   12/01/28       4,674,532
    6,944   Charleston ED Excellence Fin Corp SC Rev
            Charleston Cnty Sch Dist (AGC Insd) (j).....       5.250   12/01/29       7,519,429
    5,000   Kershaw Cnty, SC Pub Kershaw Cnty Sch Dist
            Proj (CIFG Insd)............................       5.000   12/01/26       5,311,100
    2,000   Rock Hill, SC Util Sys Rev Comb Impt & Rfdg
            Ser A (FSA Insd)............................       5.375   01/01/18       2,177,920
      475   Rock Hill, SC Util Sys Rev Comb Rfdg Ser C
            (FSA Insd)..................................       5.125   01/01/13         500,279
    1,235   Rock Hill, SC Util Sys Rev Comb Rfdg Ser C
            (FSA Insd) (a)..............................       5.250   01/01/15       1,302,641
      900   South Carolina Jobs Econ Dev Auth Hlth Fac
            Rev First Mtg Wesley Commons Rfdg...........       5.125   10/01/26         903,087
    2,500   South Carolina Jobs Econ Dev Auth Indl Rev
            Elec & Gas Co Proj Ser A (AMBAC Insd).......       5.200   11/01/27       2,665,225
    9,250   South Carolina Trans Infrastructure Bk Rev
            Ser A (AMBAC Insd)..........................       5.000   10/01/33       9,715,368
                                                                                 --------------
                                                                                     39,069,041
                                                                                 --------------
            SOUTH DAKOTA  0.3%
    1,905   Minnehaha Cnty, SD Ctf Ltd Tax (FSA Insd)
            (a).........................................       5.000   12/01/19       2,045,132
                                                                                 --------------

            TENNESSEE  1.6%
      400   Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp
            Impt & Rfdg Ser B (MBIA Insd)...............       7.750   07/01/29         486,540
      400   Elizabethton, TN Hlth & Ed Fac Brd Rev Hosp
            Impt & Rfdg Ser B...........................       8.000   07/01/33         474,516
    4,000   Johnson City, TN Hlth & Ed Fac Brd Hosp Rev
            First Mtg Mtn St Hlth Rfdg Ser A (MBIA
            Insd).......................................       7.500   07/01/25       4,856,280
    1,000   Metropolitan Nashville Arpt Auth TN Impt
            Rfdg Ser A (FGIC Insd)......................       6.600   07/01/14       1,119,040
    1,500   Shelby Cnty, TN Hlth Ed & Hsg Fac Brd Rev
            Trezevant Manor Proj Ser A..................       5.625   09/01/26       1,530,300
    1,500   Tennessee Hsg Dev Agy Home Ownership Pgm
            2006 (AMT)..................................       5.150   01/01/37       1,557,060
      585   Tennessee Hsg Dev Agy Home Ownership Pgm 2-A
            (AMT).......................................       5.700   07/01/31         594,196
                                                                                 --------------
                                                                                     10,617,932
                                                                                 --------------

 28                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
            TEXAS  8.7%
$   1,130   Alliance Arpt Auth Inc TX Spl Fac Rev FedEx
            Corp Proj Rfdg (AMT)........................       4.850%  04/01/21  $    1,148,588
    1,000   Brazos Cnty, TX Hlth Fac Dev Oblig Grp......       5.375   01/01/32       1,058,370
    2,500   Coastal Bend Hlth Fac Dev TX Ser C (AMBAC
            Insd) (d) (f)...............................       8.048   11/15/13       3,162,000
    2,420   Dallas Cnty, TX Cmnty College Dist Rev Fin
            Sys (AMBAC Insd) (a)........................       5.375   02/15/16       2,541,242
    1,000   Dallas-Fort Worth, TX Intl Arpt Rev Jt Impt
            & Rfdg Ser A (FGIC Insd) (AMT)..............       5.500   11/01/31       1,068,070
    1,500   Fort Worth, TX Wtr & Swr Rev Impt & Rfdg....       5.750   02/15/16       1,607,685
    6,000   Harris Cnty-Houston, TX Sports Auth Spl Rev
            Jr Lien Rfdg Ser B (MBIA Insd)..............       5.250   11/15/40       6,364,380
    2,000   Harris Cnty, TX Toll Rd Sub Lien Rfdg.......       5.000   08/01/33       2,035,400
    1,000   Houston, TX Arpt Sys Rev Sub Lien Ser A (FSA
            Insd) (AMT).................................       5.625   07/01/30       1,056,070
    3,345   Houston, TX Hotel Occupancy Tax Convtn &
            Entertnmnt Ser B (AMBAC Insd)...............       5.750   09/01/14       3,651,469
      130   Houston, TX Pub Impt & Rfdg (FSA Insd)......       5.750   03/01/15         139,532
   10,000   Houston, TX Util Sys Rev First Lien Rfdg Ser
            A (FSA Insd)................................       5.250   05/15/21      10,867,500
    4,000   Houston, TX Util Sys Rev First Lien Rfdg Ser
            A (FGIC Insd)...............................       5.250   05/15/23       4,347,000
    1,250   Matagorda Cnty, TX Navig Dist No 1 Rev Coll
            Centerpoint Energy Proj Rfdg................       5.600   03/01/27       1,323,825
    1,000   Mesquite, TX Hlth Fac Dev Corp Retirement
            Fac Christian Care Ctr Ser A (Prerefunded @
            2/15/10)....................................       7.625   02/15/28       1,127,120
    1,800   Metropolitan Hlth Fac Dev Corp TX Wilson N
            Jones Mem Hosp Proj.........................       7.250   01/01/31       1,864,116
    1,000   North Central, TX Hlth Fac Dev Corp Rev Hosp
            Baylor Hlthcare Sys Proj Ser A..............       5.125   05/15/29       1,027,650
    4,000   North Central, TX Hlth Fac Dev Hosp
            Childrens Med Ctr Dallas (AMBAC Insd).......       5.250   08/15/32       4,242,720
       80   Pecos Cnty, TX Ctf Partn (Acquired 06/23/97,
            Cost $80,000) (c)...........................       6.000   01/12/08          80,208
    3,599   Region One Ed Svc Ctr Sub Tech Fac Proj
            (Acquired 12/30/97, Cost $3,753,476) (c)....       6.590   12/15/17       3,856,099
       80   Texas Muni Pwr Agy Rev (MBIA Insd) (f)......      *        09/01/15          56,662
      490   Texas St Pub Ppty Fin Corp Rev Mental Hlth &
            Retardation Rfdg (FSA Insd).................       5.500   09/01/13         492,685
    2,800   Texas St Trans Commn Mobility Fd Ser A (FGIC
            Insd).......................................       4.500   04/01/35       2,784,348
                                                                                 --------------
                                                                                     55,902,739
                                                                                 --------------
            VERMONT  0.2%
    1,000   Vermont Econ Dev Auth Mtg Rev Wake Robin
            Corp Proj Ser A.............................       5.375   05/01/36       1,019,750
                                                                                 --------------

See Notes to Financial Statements                                             29

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 continued

PAR
AMOUNT
(000)       DESCRIPTION                                    COUPON      MATURITY      VALUE
-----------------------------------------------------------------------------------------------
            VIRGINIA  1.3%
$   1,320   Fairfax Cnty, VA Ctf Partn..................       5.300%  04/15/23  $    1,418,868
    1,340   Richmond, VA (FSA Insd).....................       5.500   01/15/10       1,420,735
    2,590   Tobacco Settlement Fin Corp VA..............       5.500   06/01/26       2,756,692
    2,750   Tobacco Settlement Fin Corp VA..............       5.625   06/01/37       2,936,863
                                                                                 --------------
                                                                                      8,533,158
                                                                                 --------------
            WASHINGTON  3.6%
    5,000   Bellevue, WA Convention Ctr Auth Spl Oblig
            Rev Rfdg (MBIA Insd)........................      *        02/01/24       2,368,000
    3,000   Clark Cnty, WA Pub Util Dist No 001 Gen Sys
            Rev Rfdg (FSA Insd).........................       5.625   01/01/12       3,178,290
    5,000   Cowlitz Cnty, WA Spl Swr Rev CSOB Wastewtr
            Treatment Rfdg (FGIC Insd)..................       5.500   11/01/19       5,787,050
    3,000   Energy Northwest WA Elec Rev Proj No 3 Rfdg
            Ser A (FSA Insd)............................       5.500   07/01/18       3,256,650
    5,000   King Cnty, WA Rfdg Ser B (MBIA Insd)........       5.250   01/01/34       5,130,150
    2,000   Port Seattle, WA Rev Ser B (MBIA Insd)
            (AMT).......................................       5.625   02/01/24       2,114,500
    1,345   Tacoma, WA Elec Sys Rev Rfdg Ser A (FSA
            Insd).......................................       5.750   01/01/15       1,463,669
                                                                                 --------------
                                                                                     23,298,309
                                                                                 --------------
            WEST VIRGINIA  1.0%
    6,550   Harrison Cnty, WV Cnty Cmnty Solid Waste
            Disp Rev Potomac Edison Co Ser A (MBIA Insd)
            (AMT) (a)...................................       6.875   04/15/22       6,567,161
                                                                                 --------------

            WISCONSIN  1.1%
    1,500   Waukesha, WI Redev Auth Hsg Revr Sr Kirkland
            Crossings Proj Rfdg.........................       5.500   07/01/41       1,520,280
    5,000   Wisconsin St Hlth & Ed Fac Auth Mercy Hlth
            Sys Corp (AMBAC Insd).......................       5.500   08/15/25       5,256,650
      400   Wisconsin St Hlth & Ed Fac Auth Rev Beaver
            Dam Cmnty Hosp Inc Ser A....................       6.000   08/15/19         423,420
                                                                                 --------------
                                                                                      7,200,350
                                                                                 --------------
            GUAM  1.0%
    6,000   Guam Pwr Auth Rev Ser A (AMBAC Insd)........       5.250   10/01/34       6,295,020
                                                                                 --------------

            PUERTO RICO  1.1%
    2,000   Puerto Rico Muni Fin Agy Ser A (FSA Insd)...       5.250   08/01/20       2,159,660
    4,500   Puerto Rico Pub Bldg Auth Rev Govt Fac Ser I
            (Comwlth Gtd)...............................       5.250   07/01/33       4,817,385
                                                                                 --------------
                                                                                      6,977,045
                                                                                 --------------

 30                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 continued

                                                                                     VALUE
-----------------------------------------------------------------------------------------------
TOTAL LONG-TERM INVESTMENTS  164.3%
  (Cost $1,000,438,199)........................................................   1,056,533,670
SHORT-TERM INVESTMENTS  0.3%
  (Cost $1,735,000)............................................................       1,735,000
                                                                                 --------------
TOTAL INVESTMENTS  164.6%
  (Cost $1,002,173,199)........................................................   1,058,268,670
LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS
RELATED TO SECURITIES HELD  (13.7%)
  (Cost ($88,130,000))

  (88,130)  Notes with interest rates ranging from 3.420% to 3.660% at October
            31, 2006 and contractual maturities of collateral ranging from 2024
            to 2041 (see Note 1) (k)...........................................     (88,130,000)
                                                                                 --------------

TOTAL NET INVESTMENTS  150.9%
  (Cost $914,043,199)..........................................................     970,138,670

LIABILITIES IN EXCESS OF OTHER ASSETS  (0.3%)..................................      (1,768,094)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (50.6%)....................    (325,308,834)
                                                                                 --------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%.................................  $  643,061,742
                                                                                 ==============

Percentages are calculated as a percentage of net assets applicable to common shares.

*   Zero coupon bond

(a) The Trust owns 100% of the outstanding bond issuance.

(b) Variable Rate Coupon

(c) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 5.5% of net assets applicable to common shares.

(d) Inverse Floating Rate

(e) All or a portion of this security has been physically segregated in connection with open futures contracts.

(f) Escrowed to Maturity

(g) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(h) Security purchased on a when-issued or delayed delivery basis.

(i) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.

(j) Underlying security related to Inverse Floaters entered into by the Trust. See Note 1.

(k) Floating rate notes. The interest rates shown reflect the rates in effect at October 31, 2006.

See Notes to Financial Statements                                             31

VAN KAMPEN MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- OCTOBER 31, 2006 continued

ACA--American Capital Access

AGC--AGC Insured Custody Certificates

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

CIFG--CDC IXIS Financial Guaranty

Comwth--Commonwealth of Puerto Rico

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

GNMA--Government National Mortgage Association

MBIA--Municipal Bond Investors Assurance Corp.

Radian--Radian Asset Assurance

XLCA--XL Capital Assurance Inc.

SWAP AGREEMENTS OUTSTANDING AS OF OCTOBER 31, 2006:

                                         PAY/
                                       RECEIVE                               NOTIONAL     UNREALIZED
INTEREST RATE SWAPS                    FLOATING       FIXED    EXPIRATION     AMOUNT     APPRECIATION/
COUNTERPARTY   FLOATING RATE INDEX       RATE         RATE        DATE        (000)      DEPRECIATION
JP Morgan      USD-BMA
  Chase          Municipal
  Bank, N.A.     Swap Index            Receive        4.096%    12/15/26      $4,000       $(117,558)
                                                                                           ---------

FUTURES CONTRACTS OUTSTANDING AS OF OCTOBER 31, 2006:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures, December 2006
  (Current Notional Value of $108,219 per contract).........     531         $(484,028)
U.S. Treasury Bonds Futures, December 2006
  (Current Notional Value of $112,656 per contract).........     196          (435,669)
                                                                 ---         ---------
                                                                 727         $(919,697)
                                                                 ===         =========

 32                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
October 31, 2006

ASSETS:
Total Investments (Cost $1,002,173,199).....................  $1,058,268,670
Cash........................................................         525,331
Receivables:
  Investments Sold..........................................      15,068,841
  Interest..................................................      13,901,264
Other.......................................................          69,070
                                                              --------------
    Total Assets............................................   1,087,833,176
                                                              --------------
LIABILITIES:
Payables:
  Floating Rate Note Obligations............................      88,130,000
  Investments Purchased.....................................      29,227,055
  Investment Advisory Fee...................................         449,042
  Variation Margin on Futures...............................         412,367
  Income Distributions--Common Shares.......................         110,402
  Other Affiliates..........................................          16,152
Trustees' Deferred Compensation and Retirement Plans........         808,999
Swap Contracts..............................................         117,558
Accrued Expenses............................................         191,025
                                                              --------------
    Total Liabilities.......................................     119,462,600
PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)..........     325,308,834
                                                              --------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $  643,061,742
                                                              ==============
NET ASSET VALUE PER COMMON SHARE ($643,061,742 divided by
  39,379,538 shares outstanding)............................  $        16.33
                                                              ==============
NET ASSETS CONSIST OF:
Common Shares ($0.01 par value with an unlimited number of
  shares authorized, 39,379,538 shares issued and
  outstanding)..............................................  $      393,795
Paid in Surplus.............................................     588,586,005
Net Unrealized Appreciation.................................      55,058,216
Accumulated Undistributed Net Investment Income.............       2,009,008
Accumulated Net Realized Loss...............................      (2,985,282)
                                                              --------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $  643,061,742
                                                              ==============
PREFERRED SHARES ($0.01 par value, authorized 100,000,000
  shares, 13,000 issued with liquidation preference of
  $25,000 per share)........................................  $  325,000,000
                                                              ==============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $  968,061,742
                                                              ==============

See Notes to Financial Statements                                             33

VAN KAMPEN MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended October 31, 2006

INVESTMENT INCOME:
Interest....................................................  $ 48,039,559
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     5,251,500
Preferred Share Maintenance.................................       880,803
Accounting and Administrative Expenses......................       156,744
Trustees' Fees and Related Expenses.........................       150,615
Professional Fees...........................................       129,588
Reports to Shareholders.....................................        90,144
Transfer Agent Fees.........................................        70,951
Custody.....................................................        66,615
Registration Fees...........................................        39,388
Interest and Residual Trust Expenses........................       755,483
Other.......................................................       169,502
                                                              ------------
    Total Expenses..........................................     7,761,333
    Less Credits Earned on Cash Balances....................           213
                                                              ------------
    Net Expenses............................................     7,761,120
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 40,278,439
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $  1,774,826
  Futures...................................................     1,900,122
  Swap Contracts............................................      (628,612)
                                                              ------------
Net Realized Gain...........................................     3,046,336
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    39,214,252
                                                              ------------
  End of the Period:
    Investments.............................................    56,095,471
    Futures.................................................      (919,697)
    Swap Contracts..........................................      (117,558)
                                                              ------------
                                                                55,058,216
                                                              ------------
Net Unrealized Appreciation During the Period...............    15,843,964
                                                              ------------
NET REALIZED AND UNREALIZED GAIN............................  $ 18,890,300
                                                              ============
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $(11,383,410)
                                                              ============
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 47,785,329
                                                              ============

 34                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE            FOR THE
                                                              YEAR ENDED         YEAR ENDED
                                                           OCTOBER 31, 2006   OCTOBER 31, 2005
                                                           -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income....................................    $ 40,278,439       $ 37,769,331
Net Realized Gain........................................       3,046,336         11,241,406
Net Unrealized Appreciation/Depreciation During the
  Period.................................................      15,843,964        (27,475,654)

Distributions to Preferred Shareholders:
  Net Investment Income..................................      (9,334,943)        (6,655,981)
  Net Realized Gain......................................      (2,048,467)               -0-
                                                             ------------       ------------
Change in Net Assets Applicable to Common Shares from
  Operations.............................................      47,785,329         14,879,102

Distributions to Common Shareholders:
  Net Investment Income..................................     (31,033,510)       (32,546,246)
  Net Realized Gain......................................      (9,570,738)               -0-
                                                             ------------       ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  INVESTMENT ACTIVITIES..................................       7,181,081        (17,667,144)

FROM CAPITAL TRANSACTIONS:
Proceeds from Common Shares Acquired Through Merger......             -0-         49,914,471
                                                             ------------       ------------
TOTAL INCREASE IN NET ASSETS APPLICABLE TO COMMON
  SHARES.................................................       7,181,081         32,247,327
NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period..................................     635,880,661        603,633,334
                                                             ------------       ------------
End of the Period (Including accumulated undistributed
  net investment income of $2,009,008 and $2,056,325,
  respectively.).........................................    $643,061,742       $635,880,661
                                                             ============       ============

See Notes to Financial Statements                                             35

VAN KAMPEN MUNICIPAL TRUST

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                         YEAR ENDED OCTOBER 31,
                                             -----------------------------------------------
                                              2006      2005      2004      2003      2002
                                             -----------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD...  $ 16.15   $ 16.60   $ 16.25   $ 16.12   $ 16.07
                                             -------   -------   -------   -------   -------
  Net Investment Income....................     1.02(a)    1.02     1.03      1.02      1.06
  Net Realized and Unrealized Gain/Loss....     0.48     (0.41)     0.37      0.13      0.01
  Common Share Equivalent of Distributions
    Paid to Preferred Shareholders:
    Net Investment Income..................    (0.24)    (0.18)    (0.09)    (0.08)    (0.11)
    Net Realized Gain......................    (0.05)      -0-       -0-(f)     -0-      -0-
                                             -------   -------   -------   -------   -------
Total from Investment Operations...........     1.21      0.43      1.31      1.07      0.96
Distributions Paid to Common Shareholders:
  Net Investment Income....................    (0.79)    (0.88)    (0.94)    (0.94)    (0.91)
  Net Realized Gain........................    (0.24)      -0-     (0.02)      -0-       -0-
                                             -------   -------   -------   -------   -------
NET ASSET VALUE, END OF THE PERIOD.........  $ 16.33   $ 16.15   $ 16.60   $ 16.25   $ 16.12
                                             =======   =======   =======   =======   =======

Common Share Market Price at End of the
  Period...................................  $ 14.86   $ 14.02   $ 14.90   $ 14.57   $ 14.30
Total Return (b)...........................   13.84%      .01%     9.15%     8.60%    10.49%
Net Assets Applicable to Common Shares at
  End of the Period (In millions)..........  $ 643.1   $ 635.9   $ 603.6   $ 590.9   $ 586.2
Ratio of Expenses to Average Net Assets
  Applicable to Common Shares (c)..........    1.23%     1.06%     1.19%     1.23%     1.35%
Ratio of Net Investment Income to Average
  Net Assets Applicable to Common Shares
  (c)......................................    6.40%     6.21%     6.24%     6.28%     6.70%
Portfolio Turnover.........................      28%       33%       19%       24%       38%

SUPPLEMENTAL RATIOS:
Ratio of Expenses (Excluding Interest and
  Residual Trust Expenses) to Average Net
  Assets Applicable to Common Shares (c)...    1.11%     1.06%     1.19%     1.23%     1.35%
Ratio of Expenses (Excluding Interest and
  Residual Trust Expenses) to Average Net
  Assets Including Preferred Shares (c)....     .73%      .71%      .79%      .81%      .89%
Ratio of Expenses to Average Net Assets
  Including Preferred Shares (c)...........     .81%      .71%      .79%      .81%      .89%
Ratio of Net Investment Income to Average
  Net Assets Applicable to Common Shares
  (d)......................................    4.91%     5.12%     5.70%     5.77%     5.98%

SENIOR SECURITIES:
Total Preferred Shares Outstanding.........   13,000    13,000    12,000    12,000    12,000
Asset Coverage Per Preferred Share (e).....  $74,490   $73,933   $75,312   $74,245   $73,861
Involuntary Liquidating Preference Per
  Preferred Share..........................  $25,000   $25,000   $25,000   $25,000   $25,000
Average Market Value Per Preferred Share...  $25,000   $25,000   $25,000   $25,000   $25,000

(a)Based on average shares outstanding.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

(f)Amount is less than $0.01 per share.

 36                                            See Notes to Financial Statements

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Municipal Trust (the "Trust") is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal income tax, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of municipal obligations rated investment grade at the time of investment, but may invest up to 20% of its assets in unrated securities which are believed to be of comparable quality to those rated investment grade. The Trust commenced investment operations on September 27, 1991.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Interest rate swaps are valued using market quotations from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At October 31, 2006, the Trust had $29,227,055 of when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2006 continued

    The Trust intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset these losses against any future realized capital gains.

    At October 31, 2006, the Trust had an accumulated capital loss carry forward for tax purposes of $4,894,986, which will expire according to the following schedule.

AMOUNT                                                           EXPIRATION
$  468,317..................................................  October 31, 2008
   929,222..................................................  October 31, 2009
 2,903,782..................................................  October 31, 2011
   593,665..................................................  October 31, 2014

    A portion of the capital loss carryforward above was acquired due to a merger with another regulated investment company and is subject to annual limitations. Please see footnote 3 for details.

    At October 31, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $912,621,805
                                                              ============
Gross tax unrealized appreciation...........................  $ 57,780,221
Gross tax unrealized depreciation...........................      (263,356)
                                                              ------------
Net tax unrealized appreciation on investments..............  $ 57,516,865
                                                              ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included as ordinary income for tax purposes.

    The tax character of distributions paid during the years ended October 31, 2006 and 2005 was as follows:

                                                                 2006           2005
Distributions paid from:
  Ordinary income...........................................  $   243,323    $   202,501
  Tax exempt income.........................................   40,079,119     38,881,107
  Long-term capital.........................................   11,619,205            -0-
                                                              -----------    -----------
                                                              $51,941,647    $39,083,608
                                                              ===========    ===========

    Due to inherent differences in the recognition of income, expenses and realized gains/losses under accounting principles generally accepted in the United States of America and federal income tax purposes, permanent differences between book and tax basis reporting have been identified and appropriately reclassified on the Statement of Assets and Liabilities. A permanent book to tax difference related to book to tax accretion differences totaling $85,817 has been reclassified from accumulated undistributed net investment income to

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2006 continued

accumulated net realized loss. Also, permanent book to tax differences relating to excise taxes paid and merger costs which are non-deductible for tax purposes totaling $65,596 and $58,960, respectively, have been reclassified from paid in surplus to accumulated undistributed net investment income. Additionally, a permanent book to tax difference related to prior year book to tax differences of $3,958 was reclassified from paid in surplus to accumulated undistributed net investment income.

    As of October 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................  $    2,654
Undistributed tax-exempt income.............................   2,799,305
Undistributed long-term capital gain........................         -0-

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of gains recognized on Securities for tax purposes but not for book purposes, the deferral of losses relating to wash sale transactions and gains or losses recognized for tax purposes on open futures transactions on October 31, 2006.

F. EXPENSE REDUCTION During the year ended October 31, 2006, the Trust's custody fee was reduced by $213 as a result of credits earned on cash balances.

G. FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD The Trust enters into transactions in which it transfers to dealer trusts fixed rate bonds in exchange for cash and residual interests in the dealer trusts' assets and cash flows, which are in the form of inverse floating rate investments. The dealer trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The Trust enters into shortfall agreements with the dealer trusts, which commit the Trust to pay the dealer trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the dealer trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the dealer trusts to the Trust, thereby collapsing the dealer trusts. The Trust accounts for the transfer of bonds to the dealer trusts as secured borrowings, with the securities transferred remaining in the Trust's investment assets, and the related floating rate notes reflected as Trust liabilities under the caption "Floating Rate Note Obligations" on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption "Interest" and records the expenses related to floating rate note obligations and any administrative expenses of the dealer trusts under the caption "Interest and Residual Trust Expenses" in the Trust's Statement of Operations. The notes issued by the dealer trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the dealer trusts for redemption at par at each reset date. At October 31, 2006, Trust investments with a value of $129,741,365 are held by the dealer trusts and serve as collateral for the $88,130,000 in floating rate notes outstanding at that date. Contractual maturities of the floating rate notes and interest rates in effect at October 31, 2006 are presented on the Portfolio of Investments.

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2006 continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") will provide investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets including preferred shares of the Trust. Effective December 1, 2006, the Adviser has agreed to waive investment advisory fees equal to .10% of the average daily net assets including preferred shares of the Trust. The waiver is voluntary and can be discontinued at any time.

    For the year ended October 31, 2006, the Trust recognized expenses of approximately $52,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Trust. The costs of these services are allocated to each trust. For the year ended October 31, 2006, the Trust recognized expenses of approximately $85,600 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the years ended October 31, 2006 and 2005, transactions in common shares were as follows:

                                                             YEAR ENDED          YEAR ENDED
                                                          OCTOBER 31, 2006    OCTOBER 31, 2005
Beginning Shares........................................     39,379,538          36,365,393
Shares Acquired Through Merger..........................            -0-           3,014,145
                                                             ----------          ----------
Ending Shares...........................................     39,379,538          39,379,538
                                                             ==========          ==========

    On August 26, 2005, the Trust acquired all of the assets and liabilities of Van Kampen Investment Grade Municipal Income Trust ("Investment Grade") through a tax free reorganization approved by Investment Grade's shareholders on August 12, 2005. The Trust issued 3,014,145 common shares with a net asset value of 49,914,471 and 1,000 Auction Preferred Shares (APS) with a liquidation value of $25,000,000 in exchange for Investment

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2006 continued

Grade's net assets. The shares of Investment Grade were converted into Trust shares at a ratio of .622886 to 1 and 1 to 1, for common shares and APS, respectively. Net unrealized appreciation of Investment Grade as of August 26, 2005 was $4,753,945. The Trust assumed Investment Grade's book to tax accretion differences, which resulted in a $20,691 increase to accumulated undistributed net investment income and a corresponding decrease to net unrealized appreciation. Combined net assets on the day of the reorganization were $651,946,419. Included in these net assets was a capital loss carryforward of $4,870,260, of which all can be utilized by the acquiring Trust, deferred compensation and pension of $299,350, non-accrual interest income of $10,844 and gains and losses recognized for tax purposes on open future transactions at merger date of $60,183, all carried forward from Investment Grade.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $349,565,647 and $271,967,150, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Trust may use derivative instruments for a variety of reasons; such as to attempt to protect the Trust against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    Summarized below are the specific types of derivative financial instruments used by the Trust.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Trust generally invests in exchange traded futures contracts on U.S. Treasury securities and typically closes the contract prior to the delivery date. These contracts are generally used to manage the portfolio's effective maturity and duration. Upon entering into futures contracts, the Trust maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to the rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2006 continued

    Transactions in futures contracts for the year ended October 31, 2006 were as follows:

                                                                CONTRACTS
Outstanding at October 31, 2005.............................      1,655
Futures Opened..............................................      4,070
Futures Closed..............................................     (4,998)
                                                                 ------
Outstanding at October 31, 2006.............................        727
                                                                 ======

B. INTEREST RATE SWAPS The Trust may enter into forward interest rate swap transactions intended to help the Trust manage its overall interest rate sensitivity, either shorter or longer, generally to more closely align the Trust's interest rate sensitivity with that of the broader municipal market. Forward interest rate swap transactions involve the Trust's agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Trust a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the "effective date"). The amount of the payment obligation is based on the notional amount of the forward swap contract and the termination date of the swap (which is akin to a bond's maturity). The value of the Trust's swap commitment would increase or decrease based primarily on the extent to which long-term interest rates for bonds having a maturity of the swap's termination date increases or decreases. The Trust may terminate a swap contract prior to the effective date, at which point a realized gain or loss is recognized. When a forward swap is terminated, it ordinarily does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash on a net basis. The Trust intends, but is not obligated, to terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment to pay any realized gain to the Trust upon termination. To reduce such credit risk, all counterparties are required to pledge collateral daily (based on the daily valuation of each swap) on behalf of the Trust with a value approximately equal to the amount of any unrealized gain. Reciprocally, when the Trust has an unrealized loss on a swap contract, the Trust has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. Restricted cash, if any, for segregating purposes is shown on the Statement of Assets and Liabilities.

C. INVERSE FLOATING RATE INVESTMENTS The Trust may invest a portion of its assets in inverse floating rate instruments, either through outright purchases of inverse floating rate securities or through the transfer of bonds to a dealer trust in exchange for cash and residual interests in the dealer trust. These investments are typically used by the Trust in seeking to enhance the yield of the portfolio. These instruments typically involve greater risks than a fixed rate municipal bond. In particular, these instruments are acquired through leverage or may have leverage embedded in them and therefore involve many of the risks associated with leverage. Leverage is a speculative technique that may expose the Trust to greater risk and increased costs. Leverage may cause the Trust's net asset value to be more volatile than if it had not been leveraged because leverage tends to magnify the effect of any increases or decreases in the value of the Trust's portfolio securities. The use of leverage may also cause the Trust to

VAN KAMPEN MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- OCTOBER 31, 2006 continued

liquidate portfolio positions when it may not be advantageous to do so in order to satisfy its obligations with respect to inverse floating rate instruments.

6. PREFERRED SHARES

The Trust has outstanding 13,000 APS. Series A, Series B, Series C and Series D each contain 3,000 shares and Series E contains 1,000 shares. Dividends are cumulative and the dividend rates are generally reset every 7 days for Series A and Series C, while Series B, Series D and Series E are generally reset every 28 days through an auction process. The average rate in effect on October 31, 2006 was 3.498%. During the year ended October 31, 2006, the rates ranged from 2.310% to 6.150%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests and the APS are subject to mandatory redemption if the tests are not met.

7. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006. The impact to the Trust's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Trust's financial statement disclosures.

VAN KAMPEN MUNICIPAL TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Van Kampen Municipal Trust

We have audited the accompanying statement of assets and liabilities of Van Kampen Municipal Trust (the "Trust"), including the portfolio of investments, as of October 31, 2006, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Van Kampen Municipal Trust as of October 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Chicago, Illinois
January 11, 2007

VAN KAMPEN MUNICIPAL TRUST

DIVIDEND REINVESTMENT PLAN

    The dividend reinvestment plan offers you a prompt and simple way to reinvest your dividends and capital gains distributions into additional shares of your trust. Under the plan, the money you earn from dividends and capital gains distributions will be reinvested automatically in more shares of your trust, allowing you to potentially increase your investment over time.

PLAN BENEFITS

    - ADD TO YOUR ACCOUNT

      You may increase your shares in your trust easily and automatically with the dividend reinvestment plan.

    - LOW TRANSACTION COSTS

      Shareholders who participate in the plan are able to buy shares at below-market prices when the trust is trading at a premium to its net asset value. In addition, transaction costs are low because when new shares are issued by the trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the brokerage commission is shared among all participants.

    - CONVENIENCE

      You will receive a detailed account statement from Computershare Trust Company, N.A., which administers the plan, whenever shares are reinvested for you. The statement shows your total distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account.

    - SAFEKEEPING

      Computershare Trust Company, N.A. will hold the shares it has acquired for you in safekeeping, which provides added protection against loss, theft, or inadvertent destruction of certificates. However, you may request that a certificate representing your reinvested shares be issued to you.

HOW DOES THE PLAN WORK?

    If you choose to participate in the plan, your dividends and capital gains distributions will be promptly reinvested for you, automatically increasing your shares. If your trust is trading at a share price that is equal to its net asset value (NAV), you'll pay that amount for your reinvested shares. However, if your trust is trading above or below its NAV, the price is determined by one of two ways:

       1. PREMIUM If your trust is trading at a premium -- a market price that is higher than its NAV -- you'll pay either the NAV or 95 percent of the market price, whichever is greater. When your trust trades at a premium, you'll pay less for your reinvested shares than an ordinary investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

VAN KAMPEN MUNICIPAL TRUST

DIVIDEND REINVESTMENT PLAN continued

       2. DISCOUNT If your trust is trading at a discount -- a market price that is lower than its NAV -- you'll pay the market price for your reinvested shares.

HOW TO PARTICIPATE IN THE PLAN

    If you own shares in your own name, you can participate directly in the plan. If your shares are held in "street name" -- in the name of your brokerage firm, bank, or other financial institution -- you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the plan.

    If you choose to participate in the plan, whenever your trust declares a dividend or capital gains distribution, it will be invested in additional shares of your trust that are purchased on the open market.

HOW TO ENROLL

    To enroll in the Dividend Reinvestment Plan please visit vankampen.com or call (800) 341-2929 or notify us in writing at the address below.

                          Van Kampen Closed-End Funds
                       Computershare Trust Company, N.A.
                                 P.O. Box 43011
                           Providence, RI 02940-3011

    Please include your trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the plan will begin with the next dividend or capital gains distribution payable after Computershare Trust Company, N.A. receives your authorization, as long as they receive it before the "record date," which is generally ten business days before the dividend is paid. If your authorization arrives after such record date, your participation in the plan will begin with the following dividend or distribution.

COSTS OF THE PLAN

    There is no direct charge to you for reinvesting dividends and capital gains distributions because the plan's fees are paid by your trust. If your trust is trading at or above its NAV, your new shares are issued directly by the trust and there are no brokerage charges or commissions. However, if your trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any brokerage commissions. These brokerage commissions are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in

VAN KAMPEN MUNICIPAL TRUST

DIVIDEND REINVESTMENT PLAN continued

blocks, resulting in lower commissions for each individual participant. Any brokerage commissions or service fees are averaged into the purchase price.

TAX IMPLICATIONS

    The automatic reinvestment of dividends and capital gains distributions does not relieve you of any income tax that may be due on dividends or distributions. You will receive tax information annually to help you prepare your federal and state income tax returns.

HOW TO WITHDRAW FROM THE PLAN

    To withdraw from the Dividend Reinvestment Plan please visit vankampen.com or call (800) 341-2929 or notify us in writing at the address below.

                          Van Kampen Closed-End Funds
                       Computershare Trust Company, N.A.
                                 P.O. Box 43011
                           Providence, RI 02940-3011

    All shareholders listed on the account must sign any written withdrawal instructions. If you withdraw, you have two choices for receiving your shares:

    - CERTIFICATE

    We will issue a certificate for the full shares and send you a check for any fractional shares without a charge.

    - CHECK

    We will sell all full and fractional shares and send the proceeds to your address of record after deducting brokerage commissions and a $2.50 service fee.

    The Trust and Computershare Trust Company, N.A. may amend or terminate the plan. Participants will receive written notice at least 30 days before the effective date of any amendment. In the case of termination, participants will receive written notice at least 30 days before the record date for the payment of any dividend or capital gains distribution by your trust.

    TO OBTAIN A COMPLETE COPY OF THE DIVIDEND REINVESTMENT PLAN, PLEASE CALL OUR CLIENT RELATIONS DEPARTMENT AT 800-341-2929 OR VISIT VANKAMPEN.COM.

VAN KAMPEN MUNICIPAL TRUST

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

TRANSFER AGENT

COMPUTERSHARE TRUST COMPANY, N.A.
c/o Computershare Investor Services
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
111 South Wacker Drive
Chicago, Illinois 60606-4301

 For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Trust during its taxable year ended October 31, 2006. The Trust designated 99.4% of the income distributions as a tax-exempt income distribution. The Trust designated and paid $11,619,205 as a long-term capital gain distribution. In January, the Trust provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN MUNICIPAL TRUST

RESULTS OF SHAREHOLDER VOTES

The Annual Meeting of the Shareholders of the Trust was held on June 23, 2006, where shareholders voted on the election of trustees.

With regard to the election of the following trustees by the common shareholders of the Trust:

                                                                     # OF SHARES
                                                            ------------------------------
                                                             IN FAVOR             WITHHELD
------------------------------------------------------------------------------------------
Linda Hutton Heagy........................................  35,464,717            638,984
Wayne W. Whalen...........................................  35,447,790            655,911

With regard to the election of the following trustee by the preferred shareholders of the Trust:

                                                                      # OF SHARES
                                                              ----------------------------
                                                              IN FAVOR            WITHHELD
------------------------------------------------------------------------------------------
Rod Dammeyer................................................   9,843                223

The other trustees of the Trust whose terms did not expire in 2006 are David C. Arch, Jerry D. Choate, R. Craig Kennedy, Howard J Kerr, Jack E. Nelson, Hugo F. Sonnenschein and Suzanne H. Woolsey.

VAN KAMPEN MUNICIPAL TRUST

TRUSTEE AND OFFICER INFORMATION

The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees and the Trust's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Trust and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees of the Trust generally serve three year terms or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (61)              Trustee      Trustee     Chairman and Chief             71       Trustee/Director/Managing
Blistex Inc.                                 since 1991  Executive Officer of                    General Partner of funds
1800 Swift Drive                                         Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                      health care products
                                                         manufacturer. Director of
                                                         the Heartland Alliance, a
                                                         nonprofit organization
                                                         serving human needs based
                                                         in Chicago. Director of
                                                         St. Vincent de Paul
                                                         Center, a Chicago based
                                                         day care facility serving
                                                         the children of low
                                                         income families. Board
                                                         member of the Illinois
                                                         Manufacturers'
                                                         Association.

Jerry D. Choate (68)            Trustee      Trustee     Prior to January 1999,         71       Trustee/Director/Managing
33971 Selva Road                             since 2003  Chairman and Chief                      General Partner of funds
Suite 130                                                Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                     Allstate Corporation                    Director of Amgen Inc., a
                                                         ("Allstate") and Allstate               biotechnological company,
                                                         Insurance Company. Prior                and Director of Valero
                                                         to January 1995,                        Energy Corporation, an
                                                         President and Chief                     independent refining
                                                         Executive Officer of                    company.
                                                         Allstate. Prior to August
                                                         1994, various management
                                                         positions at Allstate.

VAN KAMPEN MUNICIPAL TRUST
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Rod Dammeyer (66)               Trustee      Trustee     President of CAC, L.L.C.,      71       Trustee/Director/Managing
CAC, L.L.C.                                  since 1991  a private company                       General Partner of funds
4350 LaJolla Village Drive                               offering capital                        in the Fund Complex.
Suite 980                                                investment and management               Director of Quidel
San Diego, CA 92122-6223                                 advisory services. Prior                Corporation, Stericycle,
                                                         to February 2001, Vice                  Inc., Ventana Medical
                                                         Chairman and Director of                Systems, Inc., and GATX
                                                         Anixter International,                  Corporation, and Trustee
                                                         Inc., a global                          of The Scripps Research
                                                         distributor of wire,                    Institute. Prior to
                                                         cable and communications                January 2005, Trustee of
                                                         connectivity products.                  the University of Chicago
                                                         Prior to July 2000,                     Hospitals and Health
                                                         Managing Partner of                     Systems. Prior to April
                                                         Equity Group Corporate                  2004, Director of
                                                         Investment (EGI), a                     TheraSense, Inc. Prior to
                                                         company that makes                      January 2004, Director of
                                                         private investments in                  TeleTech Holdings Inc.
                                                         other companies.                        and Arris Group, Inc.
                                                                                                 Prior to May 2002,
                                                                                                 Director of Peregrine
                                                                                                 Systems Inc. Prior to
                                                                                                 February 2001, Director
                                                                                                 of IMC Global Inc. Prior
                                                                                                 to July 2000, Director of
                                                                                                 Allied Riser
                                                                                                 Communications Corp.,
                                                                                                 Matria Healthcare Inc.,
                                                                                                 Transmedia Networks,
                                                                                                 Inc., CNA Surety, Corp.
                                                                                                 and Grupo Azcarero Mexico
                                                                                                 (GAM).

VAN KAMPEN MUNICIPAL TRUST
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (58)         Trustee      Trustee     Managing Partner of            71       Trustee/Director/Managing
Heidrick & Struggles                         since 2003  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                   executive search firm.                  in the Fund Complex.
Suite 7000                                               Trustee on the University
Chicago, IL 60606                                        of Chicago Hospitals
                                                         Board, Vice Chair of the
                                                         Board of the YMCA of
                                                         Metropolitan Chicago and
                                                         a member of the Women's
                                                         Board of the University
                                                         of Chicago. Prior to
                                                         1997, Partner of Ray &
                                                         Berndtson, Inc., an
                                                         executive recruiting
                                                         firm. Prior to 1996,
                                                         Trustee of The
                                                         International House
                                                         Board, a fellowship and
                                                         housing organization for
                                                         international graduate
                                                         students. Prior to 1995,
                                                         Executive Vice President
                                                         of ABN AMRO, N.A., a bank
                                                         holding company. Prior to
                                                         1990, Executive Vice
                                                         President of The Exchange
                                                         National Bank.

R. Craig Kennedy (54)           Trustee      Trustee     Director and President of      71       Trustee/Director/Managing
1744 R Street, NW                            since 2003  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                     of the United States, an                in the Fund Complex.
                                                         independent U.S.
                                                         foundation created to
                                                         deepen understanding,
                                                         promote collaboration and
                                                         stimulate exchanges of
                                                         practical experience
                                                         between Americans and
                                                         Europeans. Formerly,
                                                         advisor to the Dennis
                                                         Trading Group Inc., a
                                                         managed futures and
                                                         option company that
                                                         invests money for
                                                         individuals and
                                                         institutions. Prior to
                                                         1992, President and Chief
                                                         Executive Officer,
                                                         Director and member of
                                                         the Investment Committee
                                                         of the Joyce Foundation,
                                                         a private foundation.

Howard J Kerr (71)              Trustee      Trustee     Prior to 1998, President       71       Trustee/Director/Managing
14 Huron Trace                               since 1992  and Chief Executive                     General Partner of funds
Galena, IL 61036                                         Officer of Pocklington                  in the Fund Complex.
                                                         Corporation, Inc., an                   Director of the Lake
                                                         investment holding                      Forest Bank & Trust.
                                                         company. Director of the
                                                         Marrow Foundation.

VAN KAMPEN MUNICIPAL TRUST
TRUSTEE AND OFFICER INFORMATION continued
                                                                                    NUMBER OF
                                              TERM OF                                FUNDS IN
                                             OFFICE AND                                FUND
                                POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS            HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Jack E. Nelson (70)             Trustee      Trustee     President of Nelson            71       Trustee/Director/Managing
423 Country Club Drive                       since 2003  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                    Services, Inc., a                       in the Fund Complex.
                                                         financial planning
                                                         company and registered
                                                         investment adviser in the
                                                         State of Florida.
                                                         President of Nelson Ivest
                                                         Brokerage Services Inc.,
                                                         a member of the NASD,
                                                         Securities Investors
                                                         Protection Corp. and the
                                                         Municipal Securities
                                                         Rulemaking Board.
                                                         President of Nelson Sales
                                                         and Services Corporation,
                                                         a marketing and services
                                                         company to support
                                                         affiliated companies.

Hugo F. Sonnenschein (66)       Trustee      Trustee     President Emeritus and         71       Trustee/Director/Managing
1126 E. 59th Street                          since 1994  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                        University of Chicago and               in the Fund Complex.
                                                         the Adam Smith                          Director of Winston
                                                         Distinguished Service                   Laboratories, Inc.
                                                         Professor in the
                                                         Department of Economics
                                                         at the University of
                                                         Chicago. Prior to July
                                                         2000, President of the
                                                         University of Chicago.
                                                         Trustee of the University
                                                         of Rochester and a member
                                                         of its investment
                                                         committee. Member of the
                                                         National Academy of
                                                         Sciences, the American
                                                         Philosophical Society and
                                                         a fellow of the American
                                                         Academy of Arts and
                                                         Sciences.

Suzanne H. Woolsey, Ph.D. (65)  Trustee      Trustee     Chief Communications           71       Trustee/Director/Managing
815 Cumberstone Road                         since 2003  Officer of the National                 General Partner of funds
Harwood, MD 20776                                        Academy of                              in the Fund Complex.
                                                         Sciences/National                       Director of Fluor Corp.,
                                                         Research Council, an                    an engineering,
                                                         independent, federally                  procurement and
                                                         chartered policy                        construction
                                                         institution, from 2001 to               organization, since
                                                         November 2003 and Chief                 January 2004 and Director
                                                         Operating Officer from                  of Neurogen Corporation,
                                                         1993 to 2001. Director of               a pharmaceutical company,
                                                         the Institute for Defense               since January 1998.
                                                         Analyses, a federally
                                                         funded research and
                                                         development center,
                                                         Director of the German
                                                         Marshall Fund of the
                                                         United States, Director
                                                         of the Rocky Mountain
                                                         Institute and Trustee of
                                                         Colorado College. Prior
                                                         to 1993, Executive
                                                         Director of the
                                                         Commission on Behavioral
                                                         and Social Sciences and
                                                         Education at the National
                                                         Academy of
                                                         Sciences/National
                                                         Research Council. From
                                                         1980 through 1989,
                                                         Partner of Coopers &
                                                         Lybrand.

VAN KAMPEN MUNICIPAL TRUST

TRUSTEE AND OFFICER INFORMATION continued

INTERESTED TRUSTEE:*

                                                                                  NUMBER OF
                                            TERM OF                                FUNDS IN
                                           OFFICE AND                                FUND
                              POSITION(S)  LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS          HELD WITH      TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           TRUST       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

Wayne W. Whalen* (67)         Trustee      Trustee     Partner in the law firm        71       Trustee/Director/Managing
333 West Wacker Drive                      since 1991  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                      Meagher & Flom LLP, legal               in the Fund Complex.
                                                       counsel to funds in the                 Director of the Abraham
                                                       Fund Complex.                           Lincoln Presidential
                                                                                               Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN MUNICIPAL TRUST

TRUSTEE AND OFFICER INFORMATION continued

OFFICERS:

                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     TRUST             SERVED    DURING PAST 5 YEARS
Ronald E. Robison (67)        President and            Officer     President of funds in the Fund Complex since September 2005
1221 Avenue of the Americas   Principal Executive      since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020            Officer                              since May 2003. Managing Director of Van Kampen Advisors
                                                                   Inc. since June 2003. Director of Investor Services since
                                                                   September 2002. Director of the Adviser, Van Kampen
                                                                   Investments and Van Kampen Exchange Corp. since January
                                                                   2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                                   & Co. Incorporated. Managing Director and Director of Morgan
                                                                   Stanley Investment Management Inc. Chief Administrative
                                                                   Officer, Managing Director and Director of Morgan Stanley
                                                                   Investment Advisors Inc. and Morgan Stanley Services Company
                                                                   Inc. Managing Director and Director of Morgan Stanley
                                                                   Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                                   Executive Officer and Director of Morgan Stanley Trust.
                                                                   Executive Vice President and Principal Executive Officer of
                                                                   the Institutional and Retail Morgan Stanley Funds. Director
                                                                   of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                                   Officer of Morgan Stanley Investment Management Inc. and
                                                                   Executive Vice President of funds in the Fund Complex from
                                                                   May 2003 to September 2005.

Dennis Shea (53)              Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                            since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                                 and Van Kampen Advisors Inc. Chief Investment Officer-Global
                                                                   Equity of the same entities since February 2006. Vice
                                                                   President of Morgan Stanley Institutional and Retail Funds
                                                                   since February 2006. Vice President of funds in the Fund
                                                                   Complex since March 2006. Previously, Managing Director and
                                                                   Director of Global Equity Research at Morgan Stanley from
                                                                   April 2000 to February 2006.

J. David Germany (52)         Vice President           Officer     Managing Director of Morgan Stanley Investment Advisors
25 Cabot Square                                        since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                                       and Van Kampen Advisors Inc. Chief Investment Officer -
London, GBR E14 4QA                                                Global Fixed Income of the same entities since December
                                                                   2005. Managing Director and Director of Morgan Stanley
                                                                   Investment Management Ltd. Director of Morgan Stanley
                                                                   Investment Management (ACD) Limited since December 2003.
                                                                   Vice President of Morgan Stanley Institutional and Retail
                                                                   Funds since February 2006. Vice President of funds in the
                                                                   Fund Complex since March 2006.

VAN KAMPEN MUNICIPAL TRUST
TRUSTEE AND OFFICER INFORMATION continued
                                                        TERM OF
                                                       OFFICE AND
                                    POSITION(S)        LENGTH OF
NAME, AGE AND                        HELD WITH            TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                     TRUST             SERVED    DURING PAST 5 YEARS

Amy R. Doberman (44)          Vice President           Officer     Managing Director and General Counsel - U.S. Investment
1221 Avenue of the Americas                            since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                                 Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                                   the Adviser. Vice President of the Morgan Stanley
                                                                   Institutional and Retail Funds since July 2004 and Vice
                                                                   President of funds in the Fund Complex since August 2004.
                                                                   Previously, Managing Director and General Counsel of
                                                                   Americas, UBS Global Asset Management from July 2000 to July
                                                                   2004 and General Counsel of Aeltus Investment Management,
                                                                   Inc. from January 1997 to July 2000.

Stefanie V. Chang (40)        Vice President           Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas   and Secretary            since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                                 Complex.

John L. Sullivan (51)         Chief Compliance         Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza              Officer                  since 1998  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181                                         Director of Van Kampen Investments, the Adviser, Van Kampen
                                                                   Advisors Inc. and certain other subsidiaries of Van Kampen
                                                                   Investments, Vice President, Chief Financial Officer and
                                                                   Treasurer of funds in the Fund Complex and head of Fund
                                                                   Accounting for Morgan Stanley Investment Management Inc.
                                                                   Prior to December 2002, Executive Director of Van Kampen
                                                                   Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (38)         Chief Financial Officer  Officer     Executive Director of Morgan Stanley Investment Management.
1221 Avenue of the Americas   and Treasurer            since 2006  Chief Financial Officer and Treasurer of Morgan Stanley
New York, NY 10020                                                 Institutional Funds since 2002 and of Funds in the Fund
                                                                   Complex from January 2005 to August 2005 and since September
                                                                   2006.

In accordance with Section 303A.12(a) of the New York Stock Exchange Listed Company Manual, the Trust's Chief Executive Officer has certified to the New York Stock Exchange that, as of June 29, 2006, he was not aware of any violation by the Trust of NYSE corporate governance listing standards.

The certifications by the Trust's principal executive officer and principal financial officer required by Rule 30a-2 under the 1940 Act were filed with the Trust's report to the SEC on Form N-CSR and are available on the Securities and Exchange Commission's web site at http://www.sec.gov.

  Van Kampen Municipal Trust

  An Important Notice Concerning Our U.S. Privacy Policy



  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

                                                      (continued on next page)

  Van Kampen Municipal Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with

                                                           (continued on back)

  Van Kampen Municipal Trust

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2006 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                  VKQANR 12/06
    (VAN KAMPEN INVESTMENTS LOGO)                           RN06-03474P-Y10/06

Item 2. Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Not applicable.

(d) Not applicable.

(e) Not applicable.

(f)

     (1)  The Trust's Code of Ethics is attached hereto as Exhibit 12A.

     (2)  Not applicable.

     (3)  Not applicable.

Item 3. Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Rod Dammeyer, Jerry Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2006

                            REGISTRANT   COVERED ENTITIES(1)
                            ----------   -------------------
AUDIT FEES ..............   $33,300               N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES ...   $   400          $244,200(2)
   TAX FEES .............   $ 1,600(3)       $      0
   ALL OTHER FEES .......   $     0          $      0
TOTAL NON-AUDIT FEES ....   $ 2,000          $244,200
TOTAL ...................   $35,300          $244,200

2005

                            REGISTRANT   COVERED ENTITIES(1)
                            ----------   -------------------
AUDIT FEES ..............   $32,350               N/A
NON-AUDIT FEES
   AUDIT-RELATED FEES ...   $   400          $321,000(2)
   TAX FEES .............   $ 1,600(3)       $      0
   ALL OTHER FEES .......   $     0          $      0
TOTAL NON-AUDIT FEES ....   $ 2,000          $321,000
TOTAL ...................   $34,350          $321,000

N/A- Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)

1.   STATEMENT OF PRINCIPLES

     The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

     The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

     For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

     The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

     The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval

----------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

     The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

     The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2.   DELEGATION

     As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.   AUDIT SERVICES

     The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

     In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

     The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.   AUDIT-RELATED SERVICES

     Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

     The Audit Committee has pre-approved the Audit-related services in Appendix
B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.   TAX SERVICES

     The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

     Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6.   ALL OTHER SERVICES

     The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

     The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7.   PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

     Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8.   PROCEDURES

     All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

     The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9.   ADDITIONAL REQUIREMENTS

     The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.  COVERED ENTITIES

     Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

     -    Van Kampen Investments Inc.

     -    Van Kampen Asset Management

     -    Van Kampen Advisors Inc.

     -    Van Kampen Funds Inc.

     -    Van Kampen Investor Services Inc.

     -    Morgan Stanley Investment Management Inc.

     -    Morgan Stanley Trust Company

     -    Morgan Stanley Investment Management Ltd.

     -    Morgan Stanley Investment Management Company

     -    Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry Choate and Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The Trust invests in exclusively non-voting securities and therefore this item is not applicable to the Trust.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

                  VAN KAMPEN MUNICIPAL TRUST (VKQ) (THE "FUND")

                                 FUND MANAGEMENT

PORTFOLIO MANAGEMENT. As of the date of this report, the Fund is managed by members of the Municipal Fixed Income team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio and the overall execution of the strategy of the Fund are Thomas Byron, a Vice President of the Adviser, Robert W. Wimmel, a Vice President of the Adviser and John Reynoldson, an Executive Director of the Adviser.

Mr. Byron has been associated with the Adviser in an investment management capacity since September 1981 and began managing the Fund in September 2000. Mr. Wimmel has been associated with the Adviser in an investment management capacity since August 1996 and began managing the Fund in November 2001. Mr. Reynoldson has been associated with the Adviser in an investment management capacity since April 1987 and began managing the Fund in November 2001.

The composition of the team may change from time to time.

OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

As of October 31, 2006:

Mr. Byron managed six registered investment companies with a total of approximately $2.9 billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

Mr. Wimmel managed 25 registered investment companies with a total of approximately $12.6 billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

Mr. Reynoldson managed 19 registered investment companies with a total of approximately $7.7 billion in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

Because the portfolio managers manage assets for other investment companies, pooled investment vehicles, and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio manager may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. The portfolio managers of the Fund do not currently manage assets of other investment companies, pooled investment vehicles or other accounts that charge a performance fee. The Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

PORTFOLIO MANAGER COMPENSATION STRUCTURE

Portfolio managers receive a combination of base compensation and discretionary compensation, comprised of a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all accounts managed by the portfolio manager.

Base salary compensation. Generally, portfolio managers receive base salary compensation based on the level of their position with the Adviser.

Discretionary compensation. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

- Cash Bonus.

- Morgan Stanley's Equity Incentive Compensation Program (EICP) awards -- a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock that are subject to vesting and other conditions.

- Investment Management Alignment Plan (IMAP) awards -- a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated Funds advised by the Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated open-end mutual funds they manage that are included in the IMAP Fund menu, which may or may not include the Fund.

- Voluntary Deferred Compensation Plans -- voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment Funds, including Funds advised by the Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

- Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's/account's primary benchmark, indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.

- Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.

- Contribution to the business objectives of the Adviser.

- The dollar amount of assets managed by the portfolio manager.

- Market compensation survey research by independent third parties.

- Other qualitative factors, such as contributions to client objectives.

- Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

SECURITIES OWNERSHIP OF PORTFOLIO MANAGERS

As of October 31, 2006, the portfolio managers did not own any shares of the Fund.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures

a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to provide reasonable assurance that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's ("SEC") rules and forms or by the SEC staff, based upon such officers' evaluation of these controls and procedures as of January 12, which is a date within 90 days of the filing date of the report. The Trust's principal executive officer and principal financial officer have also concluded that the Trust's disclosure controls and procedures designed to ensure that information required to be disclosed by the Trust in this Form N-CSR is accumulated and communicated to the Trust's management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure were effective.

Management of the Trust has determined that as of and prior to October 31, 2006, the Trust's fiscal year end, the Trust had a deficiency in its internal control over financial reporting related to the review, analysis and determination of whether certain transfers of municipal securities qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." As a result, the Trust's independent registered public accountants advised the Trust that this control deficiency represented a material weakness in internal control over financial reporting as of October 31, 2006. Since October 31, 2006, and prior to the issuance of the Trust's annual report, management has revised its disclosure controls and procedures and its internal control over financial reporting in order to improve the controls' effectiveness to ensure that transactions in transfers of municipal securities are accounted for properly.

Management notes that other investment companies investing in similar investments over the same time periods had been accounting for such investments in a similar manner as the Trust. Accordingly, other investment companies are also concluding that there was a material weakness in their internal control over financial reporting of such investments. The changes in the Trust's financial statements did not impact the net asset value of the Trust's shares or the Trust's total return for any period.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Trust's internal control over financial reporting. However, as discussed above, subsequent to October 31, 2006, the Trust's internal control over financial reporting was revised.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Municipal Trust


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 12, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Ronald E. Robison
    ---------------------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: January 12, 2007


By: /s/ James W. Garrett
    ---------------------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: January 12, 2007